                                                               Semiannual Report
                                                        as of September 30, 2000


Evergreen
Balanced Funds


                           [LOGO OF EVERGREEN FUNDS]

                                                                          [SEAL]

                               Table of Contents

Letter to Shareholders......................................................  1

Evergreen Balanced Fund

    Fund at a Glance........................................................  2

    Portfolio Manager Interview ............................................  3

Evergreen Foundation Fund

    Fund at a Glance........................................................  6

    Portfolio Manager Interview.............................................  7

Evergreen Tax Strategic Foundation Fund

    Fund at a Glance........................................................  9

    Portfolio Manager Interview............................................. 10

Financial Highlights

    Evergreen Balanced Fund................................................. 13

    Evergreen Foundation Fund............................................... 15

    Evergreen Tax Strategic Foundation Fund................................. 17

Schedules of Investments

    Evergreen Balanced Fund................................................. 19

    Evergreen Foundation Fund............................................... 31

    Evergreen Tax Strategic Foundation Fund................................. 39

Combined Notes to Schedules of
Investments................................................................. 47

Statements of Assets and Liabilities........................................ 48

Statements of Operations.................................................... 49

Statements of Changes in Net Assets......................................... 50

Combined Notes to Financial
Statements.................................................................. 52

                                 Evergreen Funds

Evergreen Funds is one of the nation's fastest growing investment companies with more than $80 billion in assets under management.

We offer over 80 mutual funds to choose among and acclaimed service and operations capabilities, giving investors a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:      ARE NOT FDIC INSURED    MAY LOSE VALUE    NOT BANK GUARANTEED

                           Evergreen Distributor, Inc.
   Evergreen Funds\SM\ is a service mark of Evergreen Investment Services, Inc.

                             Letter to Shareholders
                             ----------------------
                                  November 2000

[PHOTO]

William M. Ennis
President and CEO

Dear Evergreen Shareholders:

We are pleased to provide the Evergreen Balanced Funds semiannual report, which covers the six-month period ended September 30, 2000

A Challenging Environment for Investors

During 2000, U.S. equity markets challenged investors with a series of turbulent ups and downs and a constant rotation from one particular sector for a brief period of time to another. The market favored the new economy then the old economy, big caps then mid-caps, value then growth, dot coms then technology equipment, creating significant uncertainties for investors.

Concerns about wage-driven inflation, higher interest rates and increasing oil prices also affected market valuations and volatility. Although these factors have the potential to meaningfully slow the economy, many leading indicators continue to demonstrate strength. We believe that the U.S. economy will slow moderately, aided by the Federal Reserve's focus on interest rates, and will ultimately create a soft landing, which should create the launch pad for a continued expansion.

New Products and Services

Evergreen Funds is constantly striving to develop products and services to meet the sophisticated demands of our investors. This year we launched two new Sector
Funds: Evergreen Health Care Fund and Evergreen Technology Fund. We are very excited about the launch of these funds. Please consult with your financial advisor to see if these funds would be appropriate in your portfolio or visit evergreen-funds.com for more information.

The Value of Diversification

An environment like this year's offers many reasons for building a diversified portfolio rather than trying to predict the market's movements. Diversification provides exposure to many different opportunities while reducing the risk of any single investment or strategy. We encourage you to talk to your financial advisor to confirm that your investment portfolio is appropriately diversified and structured to support your long-term investment objectives.

Thank you for your continued investment in Evergreen Funds.

Sincerely,

/s/ William M. Ennis

William M. Ennis
President and CEO
Evergreen Investment Company, Inc.

                                   EVERGREEN
                                 Balanced Fund
                   Fund at a Glance as of September 30, 2000

"In general, it was a period in which it was prudent to be reasonably diversified, with a large number of stocks from different industries and to trim back specific holdings after periods of particularly strong performance."

                                   Portfolio
                                   Management
                                ----------------

             [PHOTO]                                      [PHOTO]

        Patricia Bannan, CFA                          Gary Pzegeo, CFA
       Tenure:  November 1999                       Tenure:  January 1999


--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

[STYLE BOX]

Morningstar's Style Box is based on a portfolio date as of 9/30/2000.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

[STYLE BOX]

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/ Source: Morningstar, Inc.

/2/ Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A, C and Y prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A, C and Y have been adjusted to eliminate the effect of the higher 12b-1 fees applicable to Class B. The 12b-1 fees are 0.25% for Class A and 1.00% for Classes B and C. Class Y does not pay a 12b-1 fee. If these fees had not been eliminated, returns would have been lower.

The Fund's investment objective is non-fundamental and may be changed without the vote of the Fund's shareholders.

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETUNS/2/
--------------------------------------------------------------------------------

Portfolio Inception Date: 9/11/1935    Class A     Class B   Class C   Class Y
Class Inception Date                 1/20/1998   9/11/1935  1/22/1998  1/26/1998
Average Annual Returns*
6 months with sales charge              -5.13%      -5.68%   -2.73%      n/a
6 months w/o sales charge               -0.39%      -0.77%   -0.76%    -0.27%
1 year with sales charge                 8.33%       7.89%   10.91%      n/a
1 year w/o sales charge                 13.69%      12.76%   12.86%    13.90%
5 years                                 13.10%      13.14%   13.36%    14.48%
10 years                                12.54%      12.23%   12.21%    13.37%
Maximum Sales Charge                     4.75%       5.00%    2.00%      n/a
                                     Front End       CDSC     CDSC
30-day SEC Yield                         2.46%       1.83%    1.83%     2.84%
6-month income dividends per share      $0.14       $0.09    $0.09     $0.15

* Adjusted for maximum applicable sales charge.

--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------
                                    [GRAPH]

                    CPI             LBGCI          S&P 500         Class B

9/30/90            10,000          10,000          10,000          10,000
9/30/91            10,339          11,586          13,117          12,219
9/30/92            10,648          13,119          14,566          13,155
9/30/93            10,934          14,620          16,460          14,659
9/30/94            11,258          14,015          17,067          14,340
9/30/95            11,545          16,026          22,143          16,926
9/30/96            11,891          16,748          26,645          19,612
9/30/97            12,148          18,354          37,423          24,264
9/30/98            12,329          20,715          40,807          25,650
9/30/99            12,653          20,376          52,157          28,126
9/30/00            13,095          21,745          59,086          31,716


Comparison of a $10,000 investment in Evergreen Balanced Fund Class B shares/2/, versus a similar investment in the Standard & Poor's 500 Index (S&P 500), the Lehman Brothers Government/Credit Index (LBGCI), and the Consumer Price Index
(CPI).

The S&P 500 and the LBGCI are unmanaged market indices which do not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

U.S. government guarantees apply only to the underlying securities of the Fund's portfolio and not to the Fund's shares.

Foreign investments contain more risk due to the inherent risk associated with changing political climates, foreign market instability and foreign currency fluctuations. Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Class Y shares are only offered to persons who owned Class Y shares of an Evergreen Fund on or before 12/31/1994; certain institutional investors; and investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor's affiliates).

All data is as of September 30, 2000 and subject to change.

                                   EVERGREEN
                                  Balanced Fund
                          Portfolio Manager Interview

How did the Fund perform?

For the six-month period ended September 30, 2000, Evergreen Balanced Fund Class B shares returned -0.77%. Fund performance figures are before deduction of any applicable sales charges. During the same six-month period, the S&P 500 Index, a common benchmark for stock investing, returned -3.60%, while the Lehman Brothers Government/Credit Index returned 4.37%. The median return of balanced mutual funds was 0.45%, according to Lipper Inc., an independent monitor of mutual fund performance.



                                   Portfolio
                                Characteristics
                                ---------------
                               (as of 9/30/2000)

Total Net Assets                                                  $1,428,947,103
Number of Holdings                                                           269
Beta                                                                        0.51
P/E Ratio                                                                  32.8x
Effective Maturity                                                     9.0 years
Average Credit Quality                                                        AA

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                (as a percentage of 9/30/2000 portfolio assets)

                                    [GRAPH]

                           Common Stock -- 57.1%
                           Corporate Bonds & Notes -- 15.1%
                           Mortgage-Backed Securities -- 8.5%
                           Collateralized Mortgage
                           Obligations -- 6.4%
                           Asset-Backed Securities -- 3.0%
                           U.S. Treasury Obligations -- 2.6%
                           Yankee Obligations -- 2.5%
                           Mutual Fund Shares -- 4.8%

What was the investment environment like during the six-month period?

The period was extremely volatile for stocks, which hit their peak in early March before falling in a steep correction. The volatility continued for the remainder of the period, with one week's rally followed by another week's decline. Performance shifted among different industries, sectors and individual companies. In general, it was a period in which it was prudent to be reasonably diversified, with a large number of stocks from different industries and to trim back specific holdings after periods of particularly strong performance.

Several factors contributed to this volatility. First, after a period of extremely strong economic growth, questions arose about its sustainability, particularly with higher interest rates. Second, energy prices rose substantially, raising concerns about the negative impact higher energy prices could have on corporate profits as well as on inflation.

The environment was more positive for fixed income investing, although negative sentiments were predominant when the period began in April. Early in the period, the Federal Reserve Board was concerned that economic growth might be too vigorous and it continued to raise short-term rates. Other rates also were rising, and the spread--or difference--between the yields of Treasuries and of corporate bonds and mortgage-backed securities continued to widen. However, after the Federal Reserve Board raised rates by 0.50% in May, we began to see signs that the economy was slowing, most interest rates started to decline and bond prices started to rise. The 10-year Treasury, for example, started the period with a yield of 6.00%. That yield climbed to 6.56% by May before starting a gradual decline. It ended the period on September 30 at 5.80%. As investors became less

                                   EVERGREEN
                                  Balanced Fund
                          Portfolio Manager Interview

concerned that the Federal Reserve Board would raise rates further, volatility was reduced and the yields on corporate bonds and mortgage-backed securities started to decline and the prices rose. The exception to this general trend was in domestic high yield securities, whose prices continued to decline because of fears about credit quality in a slowing economy.

Did the target asset allocation between stocks and bonds change during the six months?

We maintained a target allocation of 60% stocks and 40% bonds. In most environments, this remains our targeted allocation, unless we happen to have strong convictions about relative opportunities in either the equity or the fixed income market.

What were your principal strategies in managing the equity portion of the portfolio, Tricia?

We started the period with about 34% of equity assets invested in technology stocks, but we reduced the weighting. We believed these stocks, which had done very well, were likely to become volatile as their earnings grew less certain. Many companies did have earnings disappointments, and we tended to sell or trim back positions of those companies, such as Lucent Technologies, at the first sign of disappointing earnings. We believe technology offers the best opportunity for sustainable growth, even though growth is likely to be less than we expected a year ago.

As we reduced our positions in technology, we added to the Fund's energy holdings, diversifying throughout the industry. Our investments included large, diversified oil companies such as Exxon-Mobil, natural gas companies such as Devon, oil services companies such as Santa Fe International. One particularly strong performer was Apache, an exploration and production company.

We also increased our investments in utilities, whose stocks tended to be selling at depressed levels. In general, we sought utilities with catalysts to generate future earnings growth and those that could take advantage of the growing demand for power. Our investments included utilities such as Duke Power and Constellation Energy, as well as AES, an independent power producer.

In addition, we slightly increased our weightings in health care and finance, both of which performed well. Among finance investments, AIG, a global insurance company, performed very well.

                             Top 5 Equity Sectors
                             --------------------
                   (as a percentage of 9/30/2000 net assets)

Information Technology                                                     14.3%
Financials                                                                  9.7%
Health Care                                                                 7.3%
Energy                                                                      6.5%
Industrials                                                                 5.8%

                            Top 10 Equity Holdings
                            ----------------------
                   (as a percentage of 9/30/2000 net assets)

Gen. Elec. Co.                                                              3.1%
Exxon Mobil Corp.                                                           1.9%
Cisco Sys., Inc.                                                            1.9%
Citigroup, Inc.                                                             1.5%
Pfizer, Inc.                                                                1.4%
Microsoft Corp.                                                             1.3%
Schering-Plough Corp.                                                       1.3%
Intl. Business Machines Corp.                                               1.2%
EMC Corp.                                                                   1.1%
American Intl. Group, Inc.                                                  1.1%

                                    EVERGREEN
                                  Balanced Fund
                           Portfolio Manager Interview

What were your main investment themes in managing the fixed income portion of the portfolio, Gary?

We maintained above-average duration--or sensitivity to interest rate changes--because we believe the economy is decelerating and interest rates will be lower in the future. A portfolio with above-average duration is better able to take advantage of price appreciation opportunities in a declining interest rate environment. At the end of the six-month period, duration was 5.25 years, up from 5.1 years at the start of the period. We focused primarily on intermediate-term securities, where we see potential for improved performance if the difference between yields of shorter-term and longer-term securities starts to steepen.

Because we believe economic growth is slowing, we also were concerned about pressures on earnings of corporations, particularly those corporations with lower-tier credit ratings than high yield bonds. As a result, we kept our credit quality very high, finishing the period at AA+, the same average as at the start of the period. We have concentrated on government agencies and high quality corporate bonds in industries such as energy, utilities, finance and transportation, which tend to do well in a declining interest-rate environment. We maintained a relatively low weighting in high yield securities, at about 5% of the fixed income portion of the portfolio, and focused on B- and BB-rated securities in industries such as energy and wireless communications.



                             Top 5 Bond Industries
                             ---------------------
                   (as a percentage of 9/30/2000 net assets)

Mortgage-Backed Securities                                                  8.3%
Collateralized Mortgage Obligations                                         6.6%
Diversified Financials                                                      4.0%
Asset-Backed Securities                                                     3.1%
U.S. Treasury Obligations                                                   2.7%

                              Top 5 Bond Holdings
                              -------------------
                   (as a percentage of 9/30/2000 net assets)

                                Coupon            Maturity
                                ------            --------
FHLMC                           6.90%            01/15/2005                 1.1%
FHLMC                           6.25%            07/15/2004                 1.0%
FNMA                            5.50%            07/01/2009                 0.8%
FNMA                            7.25%            05/15/2030                 0.8%
U.S. Treasury Bonds             7.90%            02/15/2021                 0.8%

What is your outlook for the fixed-income markets, Gary?

We believe economic growth will slow, and the higher cost of borrowing could act as a brake on both corporate and consumer spending. The recent increases in energy prices also should help slow the pace of economic growth. With the exception of energy, we do not see many signs of inflation, however. In this environment, we will maintain a defensive posture, with our investments concentrated on high quality, liquid securities for which there always is a ready market. If the Federal Reserve Board were to change its policies and reduce short-term rates to inject more liquidity into the market, we would have the flexibility to invest in lower quality corporate bonds that should do well in an economic expansion.

What is your outlook for the stock market, Tricia?

We expect volatility to continue, and we intend to remain well diversified to buffer against the effects of unexpected problems in any industry or company. We believe stock prices are now trading at levels that assume very negative news, and so the risk/reward relationship for equities may be very positive. The economy continues to be healthy, and a natural slowdown in economic growth should prove beneficial for the economy and the stock market if it prolongs the current 10-year economic recovery that we have enjoyed.

                                    EVERGREEN
                                 Foundation Fund
                   Fund at a Glance as of September 30, 2000

"The economy continues to grow at a healthy pace, even if it is not growing as fast as it was six months ago, and we believe there will continue to be interesting opportunities in the stock market."

                                   Portfolio
                                   Management
                                ---------------
        [PHOTO]                                         [PHOTO]

  Jean C. Ledford, CFA                              Richard S. Welsh
  Tenure:  August 1999                            Tenure:  August 1999

--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

Morningstar's Style Box is based on a portfolio date as of 9/30/2000.

[STYLE BOX]

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

[STYLE BOX]

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/ Source: Morningstar, Inc.

/2/ Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

The Fund's investment objective is non-fundamental and may be changed without the vote of the Fund's shareholders.

--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS/2/
--------------------------------------------------------------------------------
Portfolio Inception Date: 1/2/1990    Class A     Class B     Class C  Class Y
Class Inception Date                  1/3/1995    1/3/1995    1/3/1995 1/2/1990
Average Annual Returns*
6 months with sales charge             -7.73%      -7.78%      -5.21%     n/a
6 months w/o sales charge              -3.12%      -3.50%      -3.50%   -3.03%
1 year with sales charge                6.31%       6.04%       8.86%     n/a
1 year w/o sales charge                11.63%      10.82%      10.77%   11.94%
5 years                                12.15%      12.15%      12.37%   13.53%
10 years                               16.34%      16.39%      16.37%   17.07%
Maximum Sales Charge                    4.75%       5.00%       2.00%     n/a
                                     Front End      CDSC        CDSC
30-day SEC Yield                        1.23%       0.54%       0.54%    1.54%
6-month income
dividends per share                    $0.15       $0.07       $0.07    $0.18
6-month capital gain
distributions per share                $2.47       $2.47       $2.47    $2.47

* Adjusted for maximum applicable sales charge.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------
                                    [GRAPH]

                    S&P 500            CPI           LBGCI           Class A

9/30/90              10,000          10,000          10,000           9,525
9/30/91              13,117          10,339          11,586          13,197
9/30/92              14,566          10,648          13,119          16,188
9/30/93              16,460          10,934          14,620          20,010
9/30/94              17,067          11,258          14,015          19,814
9/30/95              22,143          11,545          16,026          24,384
9/30/96              26,645          11,891          16,748          26,499
9/30/97              37,423          12,148          18,354          34,489
9/30/98              40,807          12,329          20,715          36,168
9/30/99              52,157          12,653          20,376          40,700
9/30/00              59,086          13,095          21,745          45,426


Comparison of a $10,000 investment in Evergreen Foundation Fund, Class A shares/2/ , versus a similar investment in the Standard & Poor's 500 Index (S&P
500), the Lehman Brothers Government/Credit Index (LBGCI), and the Consumer Price Index (CPI).

The S&P 500 and LBGCI are unmanaged market indices which do not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

U.S. government guarantees apply only to the underlying securities of the Fund's portfolio and not to the Fund's shares.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Class Y shares are only offered to persons who owned Class Y shares of an Evergreen Fund on or before 12/31/1994; certain institutional investors; and investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor's affiliates).

All data is as of September 30, 2000 and subject to change.

                                   EVERGREEN
                                 Foundation Fund
                          Portfolio Manager Interview

How did the Fund perform?

For the six-month period ended September 30, 2000, Evergreen Foundation Fund Class A shares returned -3.12%. Fund returns are before deduction of any applicable sales charges. During the same period, the S&P 500 Index, a benchmark for large company stocks, returned -3.60%, while the Lehman Brothers Government/Credit Index returned 4.37%. The average return of balanced funds was 0.63%, according to Lipper Inc., an independent monitor of mutual fund performance.



                                   Portfolio
                                Characteristics
                                ---------------
                               (as of 9/30/2000)

Total Net Assets                             $3,508,965,179
Number of Holdings                                      185
Beta                                                   0.62
P/E Ratio                                             36.4x
Effective Maturity                                9.8 years
Average Credit Quality                                  AAA


--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                (as a percentage of 9/30/2000 portfolio assets)

                                    [GRAPH]

                      Common Stock -- 63.2%
                      U.S. Treasury Obligations -- 24.2%
                      Mutual Fund Shares -- 5.7%
                      Mortgage-Backed Securities -- 4.4%
                      Corporate Notes/Bonds -- 2.0%
                      Asset-Backed Securities -- 0.5%

What factors affected performance?

The Fund typically has a fixed income allocation of about 25%-to-35% of net assets. This is a relatively low weighting versus most other balanced funds, which tend to have between 40% and 50% of net assets invested in fixed income securities. Our relatively low fixed income weighting was a detractor during a period when fixed income securities outperformed most types of stocks.

Within the fixed income allocation, we concentrated on very high quality investments, including Treasuries, government agencies, and investment-grade corporate bonds, which tended to do well in a good environment for high quality bonds.

In the equity portion of the portfolio, our emphasis on energy and health care helped the equity performance during the period, as did our de-emphasis on the consumer cyclicals industry, which was one of the worst performing sectors of the S&P Index. We also didn't own some of the worst performing consumer cyclicals stocks, including Gap, Circuit City and General Motors.

The Fund's underweighting in technology also helped the Fund's underperformance, as the technology sector suffered a steep correction early in the period and was extremely volatile during the entire six-month period. However, we did have healthy positions in many of the technology companies that turned in strong performance, including EMC, Sun Microsystems, Automatic Data Processing and Corning.

On the negative side, the Fund's underweighted positions in utilities and financial services stocks detracted from performance, as these industries performed well during the six months. Our overweighted position in the consumer staples industry, including poor performers such as Time

                                   EVERGREEN
                                 Foundation Fund
                          Portfolio Manager Interview

McDonald's, also held back performance. Some consumer staples stocks performed well for the Fund, however, including Anheuser-Bush, Pepsi Cola and Walgreen's.




                              Top 5 Equity Sectors
                              --------------------
                    (as a percentage of 9/30/2000 net assets)

Information Technology                                   15.2%
Financials                                               11.1%
Health Care                                              10.8%
Industrials                                               7.5%
Energy                                                    5.6%





                             Top 10 Equity Holdings
                             ----------------------
                    (as a percentage of 9/30/2000 net assets)

Gen. Elec. Co.                                            4.4%
American Intl. Group, Inc.                                2.3%
Cisco Sys., Inc.                                          2.0%
Exxon Mobil Corp.                                         1.9%
Sun Microsystems, Inc.                                    1.8%
Citigroup, Inc.                                           1.8%
Intel Corp.                                               1.6%
EMC Corp.                                                 1.6%
Pfizer, Inc.                                              1.5%
Time Warner, Inc.                                         1.3%




                              Top 5 Bond Industries
                              ---------------------
                    (as a percentage of 9/30/2000 net assets)

U.S. Treasury Obligations                                24.5%
Mortgage-Backed Securities                                4.4%
Multi-line Retail                                         0.8%
Automobiles                                               0.7%
Asset-Backed Securities                                   0.5%


                              Top 5 Bond Holdings
                              -------------------
                    (as a percentage of 9/30/2000 net assets)

                           Coupon        Maturity
                           ------        --------
U.S. Treasury Notes         5.25%       08/15/2003        3.5%
U.S. Treasury Bonds         7.25%       05/15/2016        2.7%
U.S. Treasury Notes         6.12%       08/15/2007        2.2%
U.S. Treasury Notes         5.87%       09/30/2002        2.1%
U.S. Treasury Notes         8.12%       08/15/2019        1.7%

What is your outlook?

We see both uncertainties and opportunities.

A series of unanswered questions hover over the economy, including the effect of the elections, high energy prices, the tensions in the Middle East and the continued poor performance of the euro, which affects many companies with international operations.

While we have reduced our technology position, we still like some traditional growth industry leaders including Cisco Systems, EMC and Sun Microsystems, as well as some newer companies such as Juniper and Veritas Software. We also see opportunities in health care, where many companies had earnings acceleration during the third quarter of 2000.

Despite these questions, the economy continues to grow at a healthy pace, even if it is not growing as fast as it was six months ago, and we believe there will continue to be interesting opportunities in the stock market.

                                   EVERGREEN
                         Tax Strategic Foundation Fund

                   Fund at a Glance as of September 30, 2000

"Evergreen Tax Strategic Foundation Fund has a distinct investment objective and style. It is a balanced fund managed to maximize returns for shareholders on an after-tax basis."



                              Portfolio Management
                              --------------------

   Jean C. Ledford, CFA                               Mathew W. Kiselak
   Tenure:  August 1999                            Tenure:  September 2000

                                Richard S. Wesh
                              Tenure: August 1999

--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

Morningstar's Style Box is based on a portfolio date as of 9/30/2000.

[STYLE BOX]

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

[STYLE BOX]

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/Source: Morningstar, Inc.

/2/Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

The Fund's investment objective is non-fundamental and may be changed without the vote of the Fund's shareholders.

The Fund's yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

Class Y shares are only offered to persons who owned Class Y shares of an Evergreen Fund on or before 12/31/1994; certain institutional investors; and investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor's affiliates).

All data is as of September 30, 2000 and subject to change.

--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS/2/
--------------------------------------------------------------------------------

Portfolio Inception Date: 11/2/1993      Class A  Class B  Class C   Class Y
Class Inception Date                   1/17/1995 1/6/1995 3/3/1995 11/2/1993
Average Annual Returns*
6 months with sales charge                -5.89%   -6.38%   -3.50%      n/a
6 months w/o sales charge                 -1.18%   -1.49%   -1.55%    -1.04%
1 year with sales charge                   3.49%    2.88%    5.89%      n/a
1 year w/o sales charge                    8.66%    7.88%    7.89%     8.99%
5 years                                    9.48%    9.49%    9.75%    10.87%
Since Portfolio Inception                 10.83%   10.97%   10.96%    11.88%
Maximum Sales Charge                       4.75%    5.00%    2.00%      n/a
                                        Front End   CDSC     CDSC
30-day SEC Yield                           1.89%    1.22%    1.22%     2.24%
Tax Equivalent Yield**                     2.97%    1.92%    1.92%     3.52%
6-month income
dividends per share                       $0.20    $0.13    $0.13     $0.22

*    Adjusted for maximum applicable sales charge.

* Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.


--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------

                                    [GRAPH]

                 CPI          LBMBI        S&P 500       Class A

11/2/93        10,000        10,000        10,000         9,525
9/30/94        10,254         9,737        10,158        10,072
9/30/95        10,515        10,826        13,180        12,329
9/30/96        10,830        11,480        15,860        14,006
9/30/97        11,064        12,515        22,275        17,471
9/30/98        11,229        13,606        24,290        17,519
9/30/99        11,524        13,511        31,045        18,729
9/30/00        11,926        14,346        35,169        20,352

Comparison of a $10,000 investment in Evergreen Tax Strategic Foundation Fund, Class A shares/2/, versus a similar investment in the Standard & Poor's 500 Index (S&P 500), the Lehman Brothers Municipal Bond Index (LBMBI), and the Consumer Price Index (CPI).

The S&P 500 and LBMBI are unmanaged market indices which do not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                    EVERGREEN
                         Tax Strategic Foundation Fund

                           Portfolio Manager Interview

How did the Fund perform?

Evergreen Tax Strategic Foundation Fund Class A shares returned -1.18% for the six-month period ended September 30, 2000. Fund returns are before deduction of any applicable sales charges. During the same period, S&P 500 Index, a common benchmark for large company stocks, returned -3.60%, while the Lehman Brothers Municipal Bond Index had a return of 3.97%. The average return of balanced mutual funds during the same period was 0.45%, according to Lipper Inc., an independent monitor of mutual fund performance.



                                    Portfolio
                                 Characteristics
                                 ---------------
                                (as of 9/30/2000)

Total Net Assets                            $   292,840,631
Number of Holdings                                      163
Beta                                                   0.45
P/E Ratio                                             32.5x
Effective Maturity                               12.5 years
Average Credit Quality                                  AAA

How is the Fund managed?

Evergreen Tax Strategic Foundation Fund has a distinct investment objective and style. It is a balanced fund managed to maximize returns for shareholders on an after-tax basis. The equity portion of the portfolio is intended to achieve long-term growth while minimizing shareholders' exposure to capital gains. The fixed income portion of the portfolio represents 50% or more of net assets and typically is invested in tax-exempt municipal securities.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

                (as a percentage of 9/30/2000 portfolio assets)

                                    [GRAPH]

                        Municipal Obligations   54.2%
                        Common Stock            42.4%
                        Mutual Fund Shares       3.4%

What strategies have you pursued in managing the equity portion of the portfolio?

We tend to emphasize larger-capitalization companies and we like to invest in those companies with the potential to increase their earnings growth rates.

Our emphasis on the health care and energy industries helped performance during a period when health care stocks rallied and rising oil prices lifted the stock valuations of many energy-related companies. Among the better-performing health care stocks were major pharmaceutical companies such as Merck and Eli Lilly. Performance also was supported by the Fund's under-weighting in basic materials stocks, which performed poorly in a general downturn in cyclical stocks, and a neutral weighting in technology, which also had poor performance during the period. We avoided some of the worst performing technology stocks, such as Lucent Technologies and Texas Instruments. One technology holding that did drag on performance was SCI Systems, which reported disappointing earnings. Fund holdings in communications services also held back returns.

                                   EVERGREEN
                         Tax Strategic Foundation Fund
                           Portfolio Manager Interview

What strategies are you pursuing in the fixed income portion of the portfolio?

Our principal focus is to maximize tax-exempt income. As a secondary tactic, we also try to take advantage of opportunities to harvest tax losses that can then be used to offset capital gains incurred in the equity portfolio.

Our portfolio of municipal securities tends to be very high quality, with 96% rated AAA. Average duration was 8.62 years and the effective average maturity was 12.50 years. We recently have shortened the duration somewhat, to reduce the Fund's sensitivity to changes in interest rates. Shorter duration portfolios tend to be less susceptible to loss of principal than longer duration portfolios when interest rates rise.

In general, we do not try to manage duration by guessing the direction of future changes in interest rates. However, we do actively manage the portfolio to try to take advantage of any inefficiencies in the marketplace that potentially can benefit shareholders.

In 2000, we have seen a reduction in the supply of new municipal bonds compared to 1999. We believe this restricted supply should help municipal securities hold their values.



                              Top 5 Bond Industries
                              ---------------------
                    (as a percentage of 9/30/2000 net assets)

General Obligation-Local                              12.4%
Transportation                                         9.6%
Hospital                                               7.5%
Education                                              6.9%
General Obligation-State                               6.0%

                              Top 5 Bond Holdings
                              -------------------
                    (as a percentage of 9/30/2000 net assets)

                             Coupon     Maturity
                             ------     --------
Florida Board of Ed.
Lottery RB                    5.75%    07/01/2011      1.8%
New York, NY GO               5.35%    08/01/2013      1.7%
District of Columbia GO       5.50%    06/01/2014      1.7%
New York Dorm. Auth.
RB                            5.75%    05/15/2013      1.7%
Missouri Hlth. &
Edl. Fac. RB                  3.95%    06/01/2026      1.7%

What is your outlook in the equity market?

We see both uncertainties and opportunities.

A series of unanswered questions hover over the economy, including the effect of the elections, high energy prices, the tensions in the Middle East and the continued poor performance of the euro, which affects many companies with international operations.

While we have reduced our technology position, we still like some traditional growth industry leaders including Cisco Systems and EMC, as well as some newer companies. We also see opportunities in health care, where many companies had earnings acceleration during the third quarter of 2000.

Despite these questions, the economy continues to grow at a healthy pace, even if it is not growing as fast as it was six months ago, and we believe there will continue to be interesting opportunities in the stock market.

                                   EVERGREEN
                         Tax Strategic Foundation Fund
                          Portfolio Manager Interview

                              Top 5 Equity Sectors
                              --------------------
                    (as a percentage of 9/30/2000 net assets)

Information Technology                                12.6%
Financials                                             7.5%
Health Care                                            6.5%
Industrials                                            4.6%
Consumer Discretionary                                 3.7%


                             Top 10 Equity Holdings
                             ----------------------
                    (as a percentage of 9/30/2000 net assets)

Gen. Elec. Co.                                         3.0%
Intl. Business Machines Corp.                          1.9%
Citigroup, Inc.                                        1.9%
Global Crossing, Ltd.                                  1.8%
Cisco Sys., Inc.                                       1.7%
Sun Microsystems, Inc.                                 1.6%
Merrill Lynch & Co., Inc.                              1.5%
Pfizer, Inc.                                           1.4%
Intel Corp.                                            1.4%
Nortel Networks Corp.                                  1.2%

                                   EVERGREEN
                                 Balanced Fund
                              Financial Highlights
                (For a share outstanding throughout each period)


                           Six Months Ended  Year Ended March 31,
                          September 30, 2000 ----------------------      Period Ended
                             (unaudited)        2000        1999     March 31, 1998 (a) #
CLASS A SHARES
Net asset value,
 beginning of period            $11.01       $    11.28  $    12.87         $12.36
                                ------       ----------  ----------         ------
Income from investment
 operations
Net investment income             0.15             0.28        0.37           0.08
Net realized and
 unrealized gain or loss
 on securities and
 foreign currency
 related transactions            (0.19)            1.18        0.48           0.81
                                ------       ----------  ----------         ------
Total from investment
 operations                      (0.04)            1.46        0.85           0.89
                                ------       ----------  ----------         ------
Distributions to
 shareholders from
Net investment income            (0.14)           (0.28)      (0.41)         (0.12)
Net realized gains                   0            (1.45)      (2.03)         (0.26)
                                ------       ----------  ----------         ------
Total distributions to
 shareholders                    (0.14)           (1.73)      (2.44)         (0.38)
                                ------       ----------  ----------         ------
Net asset value, end of
 period                         $10.83       $    11.01  $    11.28         $12.87
                                ------       ----------  ----------         ------
Total return*                    (0.39%)          13.89%       7.52%          7.38%
Ratios and supplemental
 data
Net assets, end of
 period (millions)              $1,146       $    1,264  $    1,241         $1,277
Ratios to average net
 assets
 Expenses++                       0.92%+           0.91%       0.96%          0.99%+
 Net investment income            2.66%+           2.48%       2.97%          3.25%+
Portfolio turnover rate             63%             109%        102%            76%

                           Six Months Ended  Year Ended March 31,                         Year Ended June 30,
                          September 30, 2000 ----------------------      Period Ended     --------------------
                             (unaudited)        2000        1999     March 31, 1998 (b) #   1997       1996
CLASS B SHARES
Net asset value,
 beginning of period            $11.02       $    11.29  $    12.88         $12.95        $   11.33  $   10.09
                                ------       ----------  ----------         ------        ---------  ---------
Income from investment
 operations
Net investment income             0.11             0.20        0.28           0.26             0.30       0.29
Net realized and
 unrealized gain or loss
 on securities and
 foreign currency
 related transactions            (0.20)            1.18        0.48           1.53             2.07       1.42
                                ------       ----------  ----------         ------        ---------  ---------
Total from investment
 operations                      (0.09)            1.38        0.76           1.79             2.37       1.71
                                ------       ----------  ----------         ------        ---------  ---------
Distributions to
 shareholders from
Net investment income            (0.09)           (0.20)      (0.32)         (0.27)           (0.30)     (0.27)
Net realized gains                   0            (1.45)      (2.03)         (1.59)           (0.45)     (0.20)
                                ------       ----------  ----------         ------        ---------  ---------
Total distributions to
 shareholders                    (0.09)           (1.65)      (2.35)         (1.86)           (0.75)     (0.47)
                                ------       ----------  ----------         ------        ---------  ---------
Net asset value, end of
 period                         $10.84       $    11.02  $    11.29         $12.88        $   12.95  $   11.33
                                ------       ----------  ----------         ------        ---------  ---------
Total return*                    (0.77%)          13.06%       6.71%         14.89%           21.95%     17.35%
Ratios and supplemental
 data
Net assets, end of
 period (millions)              $  262       $      279  $      434         $  580        $   1,625  $   1,481
Ratios to average net
 assets
 Expenses++                       1.68%+           1.66%       1.71%          1.35%+           1.70%      1.72%
 Net investment income            1.92%+           1.73%       2.23%          2.66%+           2.50%      2.71%
Portfolio turnover rate             63%             109%        102%            76%              89%        96%

(a) For the period from January 20, 1998 (commencement of class operations) to March 31, 1998.
(b) For the nine months ended March 31, 1998. The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 1998.
#   Net investment income is based on average shares outstanding during the pe-
    riod.
*   Excluding applicable sales charges.
++ Ratio of expenses to average net assets excludes expense reductions, but includes fee waivers.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                 Balanced Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                           Six Months Ended  Year Ended March 31,
                          September 30, 2000 ----------------------      Period Ended
                             (unaudited)        2000        1999     March 31, 1998 # (a)
CLASS C SHARES
Net asset value,
 beginning of period            $11.03       $    11.30  $    12.88         $12.43
                                ------       ----------  ----------         ------
Income from investment
 operations
Net investment income             0.10             0.19        0.26           0.05
Net realized and
 unrealized gain or loss
 on securities and
 foreign currency
 related transactions            (0.19)            1.19        0.51           0.75
                                ------       ----------  ----------         ------
Total from investment
 operations                      (0.09)            1.38        0.77           0.80
                                ------       ----------  ----------         ------
Distributions to
 shareholders from
Net investment income            (0.09)           (0.20)      (0.32)         (0.09)
Net realized gains                   0            (1.45)      (2.03)         (0.26)
                                ------       ----------  ----------         ------
Total distributions to
 shareholders                    (0.09)           (1.65)      (2.35)         (0.35)
                                ------       ----------  ----------         ------
Net asset value, end of
 period                         $10.85       $    11.03  $    11.30         $12.88
                                ------       ----------  ----------         ------
Total return*                    (0.76%)          13.06%       6.79%          6.58%
Ratios and supplemental
 data
Net assets, end of
 period (millions)              $    5       $        3  $        2         $    1
Ratios to average net
 assets
 Expenses++                       1.68%+           1.66%       1.71%          1.76%+
 Net investment income            1.92%+           1.73%       2.21%          2.41%+
Portfolio turnover rate             63%             109%        102%            76%

                           Six Months Ended  Year Ended March 31,
                          September 30, 2000 ----------------------      Period Ended
                             (unaudited)        2000        1999     March 31, 1998 # (b)
CLASS Y SHARES
Net asset value,
 beginning of period            $11.00       $    11.27  $    12.86         $12.01
                                ------       ----------  ----------         ------
Income from investment
 operations
Net investment income             0.17             0.32        0.39           0.08
Net realized and
 unrealized gain or loss
 on securities and
 foreign currency
 related transactions            (0.20)            1.17        0.49           0.86
                                ------       ----------  ----------         ------
Total from investment
 operations                      (0.03)            1.49        0.88           0.94
                                ------       ----------  ----------         ------
Distributions to
 shareholders from
Net investment income            (0.15)           (0.31)      (0.44)         (0.09)
Net realized gains                   0            (1.45)      (2.03)             0
                                ------       ----------  ----------         ------
Total distributions to
 shareholders                    (0.15)           (1.76)      (2.47)         (0.09)
                                ------       ----------  ----------         ------
Net asset value, end of
 period                         $10.82       $    11.00  $    11.27         $12.86
                                ------       ----------  ----------         ------
Total return                     (0.27%)          14.21%       7.79%          7.79%
Ratios and supplemental
 data
Net assets, end of
 period (millions)              $   16       $       20  $       34         $   39
Ratios to average net
 assets
 Expenses++                       0.67%+           0.66%       0.71%          0.75%+
 Net investment income            2.91%+           2.73%       3.22%          3.47%+
Portfolio turnover rate             63%             109%        102%            76%

(a) For the period from January 22, 1998 (commencement of class operations) to March 31, 1998.
(b) For the period from January 26, 1998 (commencement of class operations) to March 31, 1998.
#   Net investment income is based on average shares outstanding during the pe-
    riod.
*   Excluding applicable sales charges.
++ Ratio of expenses to average net assets excludes expense reductions, but includes fee waivers.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                Foundation Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                                 Year Ended
                           Six Months Ended      Year Ended March 31,           December 31,
                          September 30, 2000 --------------------------------  ----------------
                             (unaudited)      2000    1999   1998 #  1997 (b)   1996   1995 (a)
CLASS A SHARES
Net asset value,
 beginning of period            $23.41       $20.98  $20.44  $16.00   $16.13   $15.12   $12.24
                                ------       ------  ------  ------   ------   ------   ------
Income from investment
 operations
Net investment income             0.16         0.36    0.44    0.44     0.12     0.50     0.44
Net realized and
 unrealized gain or loss
 on securities and
 foreign currency
 related transactions            (0.87)        3.01    0.68    4.87    (0.13)    1.16     3.14
                                ------       ------  ------  ------   ------   ------   ------
Total from investment
 operations                      (0.71)        3.37    1.12    5.31    (0.01)    1.66     3.58
                                ------       ------  ------  ------   ------   ------   ------
Distributions to
 shareholders from
Net investment income            (0.15)       (0.35)  (0.43)  (0.44)   (0.12)   (0.50)   (0.47)
Net realized gains               (2.47)       (0.59)  (0.15)  (0.43)       0    (0.15)   (0.23)
                                ------       ------  ------  ------   ------   ------   ------
Total distributions to
 shareholders                    (2.62)       (0.94)  (0.58)  (0.87)   (0.12)   (0.65)   (0.70)
                                ------       ------  ------  ------   ------   ------   ------
Net asset value, end of
 period                         $20.08       $23.41  $20.98  $20.44   $16.00   $16.13   $15.12
                                ------       ------  ------  ------   ------   ------   ------
Total return*                    (3.12%)      16.38%   5.58%  33.88%   (0.20%)  11.30%   29.70%
Ratios and supplemental
 data
Net assets, end of
 period (millions)              $  608       $  486  $  380  $  350   $  220   $  206   $  107
Ratios to average net
 assets
 Expenses++                       1.25%+       1.21%   1.26%   1.28%    1.25%+   1.24%    1.33%+
 Net investment income            1.43%+       1.62%   2.18%   2.39%    2.83%+   3.39%    3.73%+
Portfolio turnover rate             39%          83%     10%      9%       2%      10%      28%

                                                                                 Year Ended
                           Six Months Ended      Year Ended March 31,           December 31,
                          September 30, 2000 --------------------------------  ----------------
                             (unaudited)      2000    1999   1998 #  1997 (b)   1996   1995 (a)
CLASS B SHARES
Net asset value,
 beginning of period            $23.29       $20.88  $20.34  $15.94   $16.07   $15.07   $12.24
                                ------       ------  ------  ------   ------   ------   ------
Income from investment
 operations
Net investment income             0.07         0.19    0.29    0.30     0.09     0.40     0.36
Net realized and
 unrealized gain or loss
 on securities and
 foreign currency
 related transactions            (0.86)        3.00    0.67    4.84    (0.13)    1.15     3.09
                                ------       ------  ------  ------   ------   ------   ------
Total from investment
 operations                      (0.79)        3.19    0.96    5.14    (0.04)    1.55     3.45
                                ------       ------  ------  ------   ------   ------   ------
Distributions to
 shareholders from
Net investment income            (0.07)       (0.19)  (0.27)  (0.31)   (0.09)   (0.40)   (0.39)
Net realized gains               (2.47)       (0.59)  (0.15)  (0.43)    0.00    (0.15)   (0.23)
                                ------       ------  ------  ------   ------   ------   ------
Total distributions to
 shareholders                    (2.54)       (0.78)  (0.42)  (0.74)   (0.09)   (0.55)   (0.62)
                                ------       ------  ------  ------   ------   ------   ------
Net asset value, end of
 period                         $19.96       $23.29  $20.88  $20.34   $15.94   $16.07   $15.07
                                ------       ------  ------  ------   ------   ------   ------
Total return*                    (3.50%)      15.48%   4.81%  32.81%   (0.30%)  10.50%   28.70%
Ratios and supplemental
 data
Net assets, end of
 period (millions)              $1,522       $1,612  $1,432  $1,124   $  606   $  570   $  296
Ratios to average net
 assets
 Expenses++                       2.00%+       1.96%   2.01%   2.04%    2.00%+   1.99%    2.07%+
 Net investment income            0.65%+       0.88%   1.43%   1.63%    2.07%+   2.64%    2.99%+
Portfolio turnover rate             39%          83%     10%      9%       2%      10%      28%

(a) For the period from January 3, 1995 (commencement of class operations) to December 31, 1995.
(b) For the three months ended March 31, 1997. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 1997.
#   Net investment income is based on average shares outstanding during the pe-
    riod.
*   Excluding applicable sales charges.
++ Ratio of expenses to average net assets excludes expense reductions, but includes fee waivers.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                Foundation Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                                 Year Ended
                           Six Months Ended      Year Ended March 31,           December 31,
                          September 30, 2000 --------------------------------  ----------------
                             (unaudited)      2000    1999   1998 #  1997 (b)   1996   1995 (a)
CLASS C SHARES
Net asset value,
 beginning of period            $23.28       $20.87  $20.34  $15.94   $16.06   $15.07   $12.24
                                ------       ------  ------  ------   ------   ------   ------
Income from investment
 operations
Net investment income             0.09         0.19    0.29    0.30     0.09     0.40     0.34
Net realized and
 unrealized gain or loss
 on securities and
 foreign currency
 related transactions            (0.88)        3.00    0.66    4.84    (0.13)    1.14     3.09
                                ------       ------  ------  ------   ------   ------   ------
Total from investment
 operations                      (0.79)        3.19    0.95    5.14    (0.04)    1.54     3.43
                                ------       ------  ------  ------   ------   ------   ------
Distributions to
 shareholders from
Net investment income            (0.07)       (0.19)  (0.27)  (0.31)   (0.08)   (0.40)   (0.37)
Net realized gains               (2.47)       (0.59)  (0.15)  (0.43)       0    (0.15)   (0.23)
                                ------       ------  ------  ------   ------   ------   ------
Total distributions to
 shareholders                    (2.54)       (0.78)  (0.42)  (0.74)   (0.08)   (0.55)   (0.60)
                                ------       ------  ------  ------   ------   ------   ------
Net asset value, end of
 period                         $19.95       $23.28  $20.87  $20.34   $15.94   $16.06   $15.07
                                ------       ------  ------  ------   ------   ------   ------
Total return*                    (3.50%)      15.49%   4.76%  32.81%   (0.30%)  10.40%   28.50%
Ratios and supplemental
 data
Net assets, end of
 period (millions)              $  322       $   76  $   68  $   50   $   28   $   27   $   11
Ratios to average net
 assets
 Expenses++                       2.02%+       1.96%   2.01%   2.04%    2.00%+   1.99%    2.23%+
 Net investment income            0.77%+       0.88%   1.43%   1.63%    2.07%+   2.64%    2.83%+
Portfolio turnover rate             39%          83%     10%      9%       2%      10%      28%

                                                                                Year Ended
                           Six Months Ended      Year Ended March 31,          December 31,
                          September 30, 2000 --------------------------------  --------------
                             (unaudited)      2000    1999   1998 #  1997 (b)   1996    1995
CLASS Y SHARES
Net asset value,
 beginning of period            $23.42       $20.99  $20.45  $16.02   $16.14   $15.13  $12.27
                                ------       ------  ------  ------   ------   ------  ------
Income from investment
 operations
Net investment income             0.18         0.43    0.49    0.49     0.13     0.54    0.51
Net realized and
 unrealized gain or loss
 on securities and
 foreign currency
 related transactions            (0.87)        3.00    0.68    4.86    (0.13)    1.16    3.07
                                ------       ------  ------  ------   ------   ------  ------
Total from investment
 operations                      (0.69)        3.43    1.17    5.35     0.00     1.70    3.58
                                ------       ------  ------  ------   ------   ------  ------
Distributions to
 shareholders from
Net investment income            (0.18)       (0.41)  (0.48)  (0.49)   (0.12)   (0.54)  (0.49)
Net realized gains               (2.47)       (0.59)  (0.15)  (0.43)    0.00    (0.15)  (0.23)
                                ------       ------  ------  ------   ------   ------  ------
Total distributions to
 shareholders                    (2.65)       (1.00)  (0.63)  (0.92)   (0.12)   (0.69)  (0.72)
                                ------       ------  ------  ------   ------   ------  ------
Net asset value, end of
 period                         $20.08       $23.42  $20.99  $20.45   $16.02   $16.14  $15.13
                                ------       ------  ------  ------   ------   ------  ------
Total return                     (3.03%)      16.68%   5.84%  34.12%    0.00%   11.50%  29.70%
Ratios and supplemental
 data
Net assets, end of
 period (millions)              $1,057       $1,176  $1,238  $1,117   $  802   $  809  $  623
Ratios to average net
 assets
 Expenses++                       1.00%+       0.96%   1.01%   1.03%    1.00%+   0.99%   1.07%
 Net investment income            1.65%+       1.89%   2.43%   2.65%    3.07%+   3.64%   3.89%
Portfolio turnover rate             39%          83%     10%      9%       2%      10%     28%

(a) For the period from January 3, 1995 (commencement of class operations) to December 31, 1995.
(b) For the three months ended March 31, 1997. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 1997.
#   Net investment income is based on average shares outstanding during the pe-
    riod.
*   Excluding applicable sales charges.
++ Ratio of expenses to average net assets excludes expense reductions, but includes fee waivers.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Tax Strategic Foundation Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                                 Year Ended
                           Six Months Ended      Year Ended March 31,           December 31,
                          September 30, 2000 --------------------------------  ----------------
                             (unaudited)      2000    1999    1998   1997 (b)   1996   1995 (a)
CLASS A SHARES
Net asset value,
 beginning of period            $17.18       $16.17  $16.36  $13.57   $13.50   $12.20   $10.44
                                ------       ------  ------  ------   ------   ------   ------
Income from investment
 operations
Net investment income             0.18         0.36    0.34    0.31     0.07     0.27     0.29
Net realized and
 unrealized gain or loss
 on securities                   (0.38)        1.00   (0.16)   2.96     0.06**   1.59     2.24
                                ------       ------  ------  ------   ------   ------   ------
Total from investment
 operations                      (0.20)        1.36    0.18    3.27     0.13     1.86     2.53
                                ------       ------  ------  ------   ------   ------   ------
Distributions to
 shareholders from
Net investment income            (0.20)       (0.35)  (0.34)  (0.30)   (0.06)   (0.28)   (0.31)
Net realized gains                   0            0   (0.03)  (0.18)       0    (0.28)   (0.46)
                                ------       ------  ------  ------   ------   ------   ------
Total distributions to
 shareholders                    (0.20)       (0.35)  (0.37)  (0.48)   (0.06)   (0.56)   (0.77)
                                ------       ------  ------  ------   ------   ------   ------
Net asset value, end of
 period                         $16.78       $17.18  $16.17  $16.36   $13.57   $13.50   $12.20
                                ------       ------  ------  ------   ------   ------   ------
Total return*                    (1.18%)       8.54%   1.19%  24.40%    1.00%   15.40%   24.80%
Ratios and supplemental
 data
Net assets, end of
 period (millions)              $   67       $   78  $   82  $   70   $   15   $   11   $    3
Ratios to average net
 assets
 Expenses++                       1.29%+       1.30%   1.33%   1.42%    1.38%+   1.52%    1.75%+
 Net investment income            2.00%+       2.15%   2.18%   2.21%    2.30%+   2.39%    2.79%+
Portfolio turnover rate              9%         120%     64%     50%      29%      88%     110%

                                                                                 Year Ended
                           Six Months Ended      Year Ended March 31,           December 31,
                          September 30, 2000 --------------------------------  ----------------
                             (unaudited)      2000    1999    1998   1997 (b)   1996   1995 (c)
CLASS B SHARES
Net asset value,
 beginning of period            $17.14       $16.14  $16.33  $13.56   $13.49   $12.19   $10.31
                                ------       ------  ------  ------   ------   ------   ------
Income from investment
 operations
Net investment income             0.10         0.23    0.22    0.21     0.05     0.19     0.22
Net realized and
 unrealized gain or loss
 on securities                   (0.36)        1.00   (0.15)   2.94     0.06**   1.59     2.37
                                ------       ------  ------  ------   ------   ------   ------
Total from investment
 operations                      (0.26)        1.23    0.07    3.15     0.11     1.78     2.59
                                ------       ------  ------  ------   ------   ------   ------
Distributions to
 shareholders from
Net investment income            (0.13)       (0.23)  (0.23)  (0.20)   (0.04)   (0.20)   (0.25)
Net realized gains                   0            0   (0.03)  (0.18)    0.00    (0.28)   (0.46)
                                ------       ------  ------  ------   ------   ------   ------
Total distributions to
 shareholders                    (0.13)       (0.23)  (0.26)  (0.38)   (0.04)   (0.48)   (0.71)
                                ------       ------  ------  ------   ------   ------   ------
Net asset value, end of
 period                         $16.75       $17.14  $16.14  $16.33   $13.56   $13.49   $12.19
                                ------       ------  ------  ------   ------   ------   ------
Total return*                    (1.49%)       7.69%   0.41%  23.44%    0.08%   14.70%   25.60%
Ratios and supplemental
 data
Net assets, end of
 period (millions)              $  185       $  209  $  244  $  185   $   39   $   28   $    7
Ratios to average net
 assets
 Expenses++                       2.03%+       2.05%   2.08%   2.18%    2.14%+   2.27%    2.50%+
 Net investment income            1.25%+       1.39%   1.42%   1.46%    1.55%+   1.64%    2.03%+
Portfolio turnover rate              9%         120%     64%     50%      29%       2%     110%

(a) For the period from January 17, 1995 (commencement of class operations) to December 31, 1995.
(b) For the three months ended March 31, 1997. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 1997.
(c) For the period from January 6, 1995 (commencement of class operations) to December 31, 1995.
*   Excluding applicable sales charges.
** The per share amount is not in accord with the net realized and unrealized gains or losses for the period due to the timing of the sales of Fund shares and the amount of per share realized and unrealized gains or losses at such time.
++ Ratio of expenses to average net assets excludes expense reductions, but includes fee waivers.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Tax Strategic Foundation Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                                 Year Ended
                           Six Months Ended      Year Ended March 31,           December 31,
                          September 30, 2000 --------------------------------  ----------------
                             (unaudited)      2000    1999    1998   1997 (b)   1996   1995 (a)
CLASS C SHARES
Net asset value,
 beginning of period            $17.12       $16.11  $16.30  $13.53   $13.47   $12.19   $10.69
                                ------       ------  ------  ------   ------   ------   ------
Income from investment
 operations
Net investment income             0.10         0.23    0.22    0.21     0.06     0.18     0.22
Net realized and
 unrealized gain or loss
 on securities                   (0.37)        1.01   (0.15)   2.94     0.05**   1.58     1.99
                                ------       ------  ------  ------   ------   ------   ------
Total from investment
 operations                      (0.27)        1.24    0.07    3.15     0.11     1.76     2.21
                                ------       ------  ------  ------   ------   ------   ------
Distributions to
 shareholders from
Net investment income            (0.13)       (0.23)  (0.23)  (0.20)   (0.05)   (0.20)   (0.25)
Net realized gains                   0            0   (0.03)  (0.18)       0    (0.28)   (0.46)
                                ------       ------  ------  ------   ------   ------   ------
Total distributions to
 shareholders                    (0.13)       (0.23)  (0.26)  (0.38)   (0.05)   (0.48)   (0.71)
                                ------       ------  ------  ------   ------   ------   ------
Net asset value, end of
 period                         $16.72       $17.12  $16.11  $16.30   $13.53   $13.47   $12.19
                                ------       ------  ------  ------   ------   ------   ------
Total return*                    (1.55%)       7.77%   0.41%  23.49%    0.08%   14.50%   21.20%
Ratios and supplemental
 data
Net assets, end of
 period (millions)              $   34       $   37  $   45  $   28   $    5   $    4   $    1
Ratios to average net
 assets
 Expenses++                       2.04%+       2.05%   2.08%   2.18%    2.13%+   2.25%    2.50%+
 Net investment income            1.25%+       1.39%   1.42%   1.46%    1.55%+   1.64%    2.07%+
Portfolio turnover rate              9%         120%     64%     50%      29%      88%     110%

                                                                                Year Ended
                           Six Months Ended      Year Ended March 31,          December 31,
                          September 30, 2000 --------------------------------  --------------
                             (unaudited)     2000 #   1999    1998   1997 (b)   1996    1995
CLASS Y SHARES
Net asset value,
 beginning of period            $17.22       $16.20  $16.39  $13.61   $13.54   $12.22  $10.27
                                ------       ------  ------  ------   ------   ------  ------
Income from investment
 operations
Net investment income             0.23         0.40    0.37    0.37     0.09     0.34    0.35
Net realized and
 unrealized gain or loss
 on securities                   (0.41)        1.02   (0.15)   2.95     0.05**   1.56    2.39
                                ------       ------  ------  ------   ------   ------  ------
Total from investment
 operations                      (0.18)        1.42    0.22    3.32     0.14     1.90    2.74
                                ------       ------  ------  ------   ------   ------  ------
Distributions to
 shareholders from
Net investment income            (0.22)       (0.40)  (0.38)  (0.36)   (0.07)   (0.30)  (0.33)
Net realized gains                   0            0   (0.03)  (0.18)    0.00    (0.28)  (0.46)
                                ------       ------  ------  ------   ------   ------  ------
Total distributions to
 shareholders                    (0.22)       (0.40)  (0.41)  (0.54)   (0.07)   (0.58)  (0.79)
                                ------       ------  ------  ------   ------   ------  ------
Net asset value, end of
 period                         $16.82       $17.22  $16.20  $16.39   $13.61   $13.54  $12.22
                                ------       ------  ------  ------   ------   ------  ------
Total return                     (1.04%)       8.86%   1.38%  24.73%    1.00%   15.80%  27.30%
Ratios and supplemental
 data
Net assets, end of
 period (millions)              $    7       $    8  $   24  $   20   $   15   $   15  $   13
Ratios to average net
 assets
 Expenses++                       1.03%+       1.04%   1.08%   1.15%    1.13%+   1.30%   1.50%
 Net investment income            2.25%+       2.42%   2.42%   2.48%    2.54%+   2.63%   3.06%
Portfolio turnover rate              9%         120%     64%     50%      29%      88%    110%

(a) For the period from March 3, 1995 (commencement of class operations) to De-cember 31, 1995.
(b) For the three months ended March 31, 1997. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 1997.
#   Net investment income is based on average shares outstanding during the pe-
    riod.
*   Excluding applicable sales charges.
** The per share amount is not in accord with the net realized and unrealized gains or losses for the period due to the timing of the sales of Fund shares and the amount of per share realized and unrealized gains or losses at such time.
++ Ratio of expenses to average net assets excludes expense reductions, but includes fee waivers.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                 Balanced Fund
                            Schedule of Investments
                         September 30, 2000 (Unaudited)

                                                Credit   Principal
                                                Rating/\  Amount       Value

ASSET-BACKED SECURITIES - 3.1%
  CNL Funding, LP, Ser. 1998-1, Class B1,
   6.60%, 04/18/2011...........................   NR    $ 2,500,000 $  2,258,594
  Contimortgage Home Equity Loan Trust:
   Ser. 1997-4, Class A7, 6.63%, 09/15/2016....   AAA     2,750,000    2,675,351
   Ser. 1998-1, Class A6, 6.58%, 12/15/2018....   AAA     4,000,000    3,949,340
  CoreStates Home Equity Loan Trust:
   Ser. 1994-1, Class A, 6.65%, 05/15/2009.....   AAA       738,659      736,292
   Ser. 1996-1, Class A4, 7.00%, 06/15/2012....   AAA     6,150,000    6,156,119
  Delta Funding Home Equity Loan Trust, Ser.
   1997-1, Class A5, 7.74%, 04/25/2029.........   AAA     5,000,000    5,042,775
  First Alliance Mtge. Trust, Ser. 1998, Class
   2F, 6.52%, 09/20/2029.......................   AAA     4,488,340    4,385,041
  Green Tree Finl. Corp., Ser. 1997-3, Class
   A5, 7.14%, 07/15/2028.......................   AAA     6,000,000    6,009,630
  Merrill Lynch Mtge. Investors, Inc.:
   Ser. 1991-D, Class B, 9.85%, 07/15/2011.....   NR      3,235,994    3,252,546
   Ser. 1992-D, Class B, 8.50%, 06/15/2017.....   NR      2,479,571    2,474,277
  Mid State Trust, Ser. 6, Class A3, 7.54%,
   07/01/2035..................................   AA      1,433,542    1,400,993
  Midwest Generation, LLC, Ser. B, 8.56%,
   01/02/2016..................................   A-      2,750,000    2,722,500
  Railcar Leasing LLC, Ser. 1, Class A2,
   7.125%, 01/15/2013..........................   AAA     2,500,000    2,490,738
  University Support Svcs., Inc., Ser. 1992-CD,
   Class D, 9.52%, 11/01/2007..................   NA        220,000      219,670
                                                                    ------------
    Total Asset-Backed Securities (cost
     $44,126,308)..............................                       43,773,866
                                                                    ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.6%
  Bear Stearns Comml. Mtge. Secs., Inc., Ser.
   2000-WF1, Class A2, 7.78%, 02/15/2010.......   AAA     2,000,000    2,081,107
  Carco Auto Loan Master Trust, Ser. 1997-1,
   Class A, 6.689%, 08/15/2004.................   AAA     2,729,582    2,700,771
  Chase Comml. Mtge. Secs. Corp., Ser. 1999-2,
   Class B, 7.343%, 11/15/2009.................   AA      4,500,000    4,507,734
  Criimi Mae Comml. Mtge. Trust, Ser. 1998-C1,
   Class A2, 7.00%, 03/02/2011.................   A       5,000,000    4,615,988
  Criimi Mae Finl. Corp., Ser. 1, Class A,
   7.00%, 01/01/2033...........................   AAA     5,163,309    4,791,389
  CWMBS, Inc., 8.00%, 09/25/2030...............   AAA     7,218,889    7,285,231
  DLJ Comml. Mtge. Corp.:
   Ser. 1994-3, Class M, 6.50%, 04/25/2024.....   AA      6,225,710    5,902,253
   Ser. 2000-CF1, Class A3, 7.92%, 05/10/2010..   A       3,000,000    3,081,094
  FFCA Secured Lending Corp., Ser. 1997-1,
   Class B1, 7.74%, 06/18/2013.................   NR      1,250,000    1,232,069
  Finl. Asset Securitization, Inc.:
   Ser. 1997-NAM1, Class B2, 7.75%,
    05/25/2027.................................   NR      2,043,696    2,021,144
   Ser. 1997-NAM1, Class FXA2, 7.75%,
    04/25/2027.................................   AAA     5,377,446    5,386,346
  FNMA, Ser. 1997-M6, Class C, 6.85%,
   05/17/2020..................................   AAA     4,350,000    4,264,007

                                   EVERGREEN
                                 Balanced Fund
                      Schedule of Investments (continued)
                        September 30, 2000 (Unaudited)

                                                 Credit   Principal
                                                 Rating/\  Amount       Value

COLLATERALIZED MORTGAGE OBLIGATIONS - continued
  GE Capital Mtge. Svcs., Inc.:
   Ser. 1994-27, Class A6, 6.50%, 07/25/2024...    AAA   $ 3,745,000 $  3,417,893
   Ser. 1999-15, Class A5, 6.75%, 07/25/2029...    AAA     5,000,000    4,847,175
  GMAC Comml. Mtge. Secs., Inc., Ser. 2000-C2,
   Class C, 7.74%, 07/16/2010..................    A       5,000,000    5,075,692
  Mellon Residential Funding Corp., Ser. 1999-
   TBC1, Class A3, 6.11%, 01/25/2029...........    AAA     7,452,828    7,147,978
  Nomura Depositor Trust, Ser. 1998-ST1, Class
   A1, 6.899%, 01/15/2003......................    NA      7,016,450    7,016,626
  PNC Mtge. Secs. Corp.:
   Ser. 1997-4, Class 2PP3, 7.25%, 07/25/2027..    AAA     2,414,090    2,328,812
   Ser. 1999-5, Class CB3, 6.89%, 07/25/2029...    NR      2,156,178    1,947,298
   Ser. 1999-8, Class CB3, 7.35%, 07/25/2029...    NR      2,308,589    2,134,724
  Residential Accredit Loans, Inc., Ser. 2000-
   QS2, Class A4, 7.75%, 02/25/2030............    AAA     5,000,000    5,025,975
  Residential Asset Securization Trust, Ser.
   2000-A2, Class NB1, 8.00%, 04/25/2030.......    AAA     3,177,873    3,212,137
  Residential Funding Mtge. Secs., Inc., Ser.
   1999-S2, Class M1, 6.50%, 01/25/2029........    NR      4,064,162    3,715,518
                                                                     ------------
    Total Collateralized Mortgage Obligations
     (cost $94,787,550)........................                        93,738,961
                                                                     ------------
CORPORATE BONDS - 15.5%
CONSUMER DISCRETIONARY - 2.0%
Auto Components - 0.1%
  Lear Corp., 9.50%, 07/15/2006................    BB-     1,000,000      990,000
                                                                     ------------
Automobiles - 0.5%
  Ford Motor Co., 8.90%, 01/15/2032............    A       6,000,000    6,373,500
                                                                     ------------
Hotels, Restaurants & Leisure - 0.3%
  Boyd Gaming Corp., 9.50%, 07/15/2007.........    B+      1,000,000      940,000
  Mohegan Tribal Gaming Auth., 8.75%,
   01/01/2009..................................    BB-     1,000,000      995,000
  Prime Hospitality Corp., Ser. B, 9.75%,
   04/01/2007..................................    B+      1,000,000    1,000,000
  Station Casinos, Inc., 8.875%, 12/01/2008....    B+      1,000,000      968,750
                                                                     ------------
                                                                        3,903,750
                                                                     ------------
Household Durables - 0.1%
  K Hovnanian Enterprises, Inc., 10.50%,
   10/01/2007 144A.............................    BB-       800,000      784,000
  Stanley Works, 7.375%, 12/15/2002............    A       1,001,000    1,012,775
                                                                     ------------
                                                                        1,796,775
                                                                     ------------
Leisure Equipment & Products - 0.5%
  CSC Holdings, Inc., Ser. B, 8.125%,
   07/15/2009..................................    BB+     3,000,000    2,984,103
  Mattel, Inc., 6.125%, 07/15/2005.............    BBB     5,000,000    4,515,980
                                                                     ------------
                                                                        7,500,083
                                                                     ------------

                                   EVERGREEN
                                 Balanced Fund
                      Schedule of Investments (continued)
                        September 30, 2000 (Unaudited)

                                               Credit   Principal
                                               Rating/\  Amount       Value

CORPORATE BONDS - continued
CONSUMER DISCRETIONARY - continued
Media - 0.5%
  Ackerley Group, Inc., Ser. B, 9.00%,
   01/15/2009.................................  B      $   775,000 $    734,313
  Adelphia Communications Corp., 9.375%,
   11/15/2009.................................  B+       1,000,000      911,250
  Echostar DBS Corp., 9.375%, 02/01/2009......  B+       1,000,000      985,000
  Hollinger Intl. Publishing, Inc., 9.25%,
   02/01/2006.................................  BB-      1,000,000    1,010,000
  Infinity Broadcasting, Inc., 8.875%,
   06/15/2007.................................  BBB      1,000,000    1,032,500
  Lamar Media Corp., 9.625%, 12/01/2006.......  B        1,000,000    1,028,750
  Sinclair Broadcast Group, Inc., 10.00%,
   09/30/2005.................................  B        1,000,000      995,000
  TV Guide, Inc., 8.125%, 03/01/2009..........  BB-        750,000      760,312
                                                                   ------------
                                                                      7,457,125
                                                                   ------------
Multi-line Retail - 0.0%
  Ames Dept. Stores, Inc., 10.00%,
   04/15/2006.................................  B+       1,000,000      465,000
                                                                   ------------
Specialty Retail - 0.0%
  Michael's Stores, Inc., 10.875%,
   06/15/2006.................................  BB         500,000      520,000
                                                                   ------------
CONSUMER STAPLES - 0.3%
Food & Drug Retailing - 0.2%
  CVS Corp., 5.50%, 02/15/2004................  A        3,000,000    2,870,553
                                                                   ------------
Household Products - 0.1%
  Playtex Family Products Corp., 9.00%,
   12/15/2003.................................  B        1,000,000      995,000
                                                                   ------------
ENERGY - 1.1%
Energy Equipment & Services - 0.2%
  Oslo Seismic Svcs., Inc., 8.28%,
   06/01/2011.................................  BBB      2,322,487    2,356,946
                                                                   ------------
Oil & Gas - 0.9%
  Alberta Energy Co., Ltd., 7.65%,
   09/15/2010.................................  BBB+     2,500,000    2,514,675
  BP Amoco Plc, 9.00%, 04/01/2021.............  AA+        931,000    1,100,577
  Cross Timbers Oil Co., Ser. B, 9.25%,
   04/01/2007.................................  B        1,000,000    1,000,000
  Golden State Petroleum Trans. Corp., First
   Mtge., 8.04%, 02/01/2019...................  Ba2      7,600,000    7,022,635
  Ocean Energy, Inc., Ser. B, 8.375%,
   07/01/2008.................................  BB-      1,000,000    1,005,000
  Triton Energy, Ltd., 8.75%, 04/15/2002......  BB-        550,000      567,875
                                                                   ------------
                                                                     13,210,762
                                                                   ------------
FINANCIALS - 6.9%
Banks - 0.9%
  FleetBoston Financial Corp., 7.25%,
   09/15/2005.................................  A        3,750,000    3,779,884
  GS Escrow Corp., 6.75%, 08/01/2001..........  BB+      5,500,000    5,416,317
  Intl. Bank For Reconstruction & Dev. Co.,
   MTN, 7.95%, 05/15/2016.....................  Aaa        640,000      698,275
  Wells Fargo & Co., 7.25%, 08/24/2005........  A+       2,500,000    2,532,732
                                                                   ------------
                                                                     12,427,208
                                                                   ------------

                                   EVERGREEN
                                 Balanced Fund
                      Schedule of Investments (continued)
                        September 30, 2000 (Unaudited)

                                               Credit   Principal
                                               Rating/\  Amount       Value

CORPORATE BONDS - continued
FINANCIALS - continued
Diversified Financials - 4.0%
  Barnett Capital I, 8.06%, 12/01/2026........  A-     $ 3,250,000 $  2,992,772
  Comdisco, Inc., 9.50%, 08/15/2003...........  BBB+     5,000,000    5,042,205
  Comml. Credit Co., 10.00%, 05/15/2009.......  AA-      6,400,000    7,411,814
  Dean Witter, Discover & Co., 6.75%,
   10/15/2013.................................  AA-      1,280,000    1,177,347
  Ford Motor Credit Co.:
   5.75%, 02/23/2004..........................  A        4,000,000    3,818,628
   7.60%, 08/01/2005..........................  A        9,500,000    9,597,793
  Gen. Elec. Capital Corp., 8.75%,
   03/14/2003.................................  NA       1,300,000    1,360,654
  HSBC Capital Funding, LP, 9.547%,
   06/25/2002.................................  NR       3,000,000    3,177,207
  Lehman Brothers Holdings, Inc., 8.25%,
   06/15/2007.................................  A        5,000,000    5,182,530
  Limestone Electron Trust, 8.625%, 03/15/2003
   144A.......................................  BBB-     2,700,000    2,751,853
  Natl. Rural Util. Corp., 5.00%, 10/01/2002..  AA       6,500,000    6,284,291
  Paine Webber Group, Inc., MTN, 6.64%,
   04/14/2010.................................  BBB+     5,000,000    4,672,795
  Regl. Diversified Funding, Ltd., 9.25%,
   03/15/2030.................................  A+       2,500,000    2,453,003
  United Rentals, Inc., Ser. B, 9.25%,
   01/15/2009.................................  BB-      1,000,000      910,000
                                                                   ------------
                                                                     56,832,892
                                                                   ------------
Insurance - 1.8%
  AMBAC Finl. Group, Inc., 9.375%,
   08/01/2011.................................  AA       5,500,000    6,217,910
  Nationwide CSN Trust, 9.875%, 02/15/2025....  A        6,000,000    6,159,318
  Prudential Properties, 7.125%, 07/01/2007
   144A.......................................  A+       6,200,000    5,957,989
  Sun Life Canada Capital Trust, 8.526%,
   05/29/2049.................................  A+       9,200,000    8,278,887
                                                                   ------------
                                                                     26,614,104
                                                                   ------------
Real Estate - 0.2%
  EOP Operating, Ltd., 6.375%, 02/15/2003.....  BBB+     3,050,000    2,984,291
                                                                   ------------
HEALTH CARE - 0.4%
Pharmaceuticals - 0.4%
  Johnson & Johnson, 8.72%, 11/01/2024........  AAA      5,000,000    5,497,035
                                                                   ------------
INDUSTRIALS - 2.4%
Aerospace & Defense - 0.6%
  Lockheed Martin Corp., 7.45%, 06/15/2004....  BBB-     8,300,000    8,319,895
                                                                   ------------
Air Freight & Couriers - 0.3%
  FedEx Corp., 6.845%, 01/15/2019.............  AA-      5,509,478    5,110,620
                                                                   ------------
Airlines - 0.8%
  American Airlines, Inc., 8.39%, 01/02/2017..  BBB      5,000,000    5,110,875
  Continental Airlines, Inc., 6.795%,
   02/02/2020.................................  AA-      4,964,941    4,624,669
  United Air Lines, Ser. 2000-1, Class A2,
   7.73%, 07/01/2010..........................  AAA      1,500,000    1,521,832
                                                                   ------------
                                                                     11,257,376
                                                                   ------------
Building Products - 0.1%
  American Standard, Inc., 7.375%,
   02/01/2008.................................  BB+      1,000,000      937,500
                                                                   ------------

                                   EVERGREEN
                                 Balanced Fund
                      Schedule of Investments (continued)
                        September 30, 2000 (Unaudited)

                                               Credit   Principal
                                               Rating/\  Amount       Value

CORPORATE BONDS - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 0.5%
  Republic Services, Inc., 7.125%,
   05/15/2009.................................  BBB    $ 2,200,000 $  2,037,532
  USA Waste Service, Inc., 7.00%, 10/01/2004..  BBB      4,000,000    3,821,792
  Waste Management, Inc., 8.75%, 05/01/2018...  BBB      1,126,000    1,054,580
                                                                   ------------
                                                                      6,913,904
                                                                   ------------
Machinery - 0.1%
  Caterpillar, Inc., 9.375%, 07/15/2001.......  A+       2,000,000    2,031,906
                                                                   ------------
MATERIALS - 0.4%
Chemicals - 0.1%
  Lyondell Chemical Co., Ser. A, 9.625%,
   05/01/2007.................................  BB       1,000,000      978,750
  Scotts Co., 8.625%, 01/15/2009 144A.........  B+       1,000,000      985,000
                                                                   ------------
                                                                      1,963,750
                                                                   ------------
Containers & Packaging - 0.1%
  Owens-Illinois, Inc.:
   7.15%, 05/15/2005..........................  BB+        230,000      208,585
   7.35%, 05/15/2008..........................  BB+        450,000      395,545
  Packaging Corp. of America, 9.625%,
   04/01/2009.................................  B+       1,000,000    1,017,500
                                                                   ------------
                                                                      1,621,630
                                                                   ------------
Metals & Mining - 0.2%
  Alcoa, Inc., 7.375%, 08/01/2010.............  A+       1,550,000    1,570,223
  P&L Coal Holdings Corp., Ser. B, 9.625%,
   05/15/2008.................................  B        1,000,000      975,000
                                                                   ------------
                                                                      2,545,223
                                                                   ------------
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.8%
  MCI Worldcom, Inc., 6.25%, 04/15/2012.......  A-       2,000,000    1,976,284
  Nextlink Communications, Inc., 12.50%,
   04/15/2006.................................  B        1,000,000      982,500
  Qwest Capital Funding, Inc., 7.90%,
   08/15/2010 144A............................  BBB+     5,250,000    5,362,465
  Sprint Capital Corp., 6.375%, 05/01/2009....  BBB+     1,500,000    1,374,746
  Telecom De Puerto Rico, Inc., 6.65%,
   05/15/2006.................................  BBB      2,500,000    2,384,715
                                                                   ------------
                                                                     12,080,710
                                                                   ------------
Wireless Telecommunications Services - 0.2%
  Price Communications Wireless, Inc., 11.75%,
   07/15/2007.................................  B-       1,000,000    1,075,000
  Voicestream Wireless Corp., 10.375%,
   11/15/2009.................................  B-       1,050,000    1,139,250
                                                                   ------------
                                                                      2,214,250
                                                                   ------------
UTILITIES - 1.0%
Electric Utilities - 0.8%
  AES Corp., 8.50%, 11/01/2007................  B+       1,000,000      960,000
  Duke Energy Field Svcs., LLC, 7.875%,
   08/16/2010.................................  BBB      2,500,000    2,546,065
  LSP Energy, LP, Ser. C, 7.164%, 01/15/2014..  BBB-     3,500,000    3,396,715

                                   EVERGREEN
                                 Balanced Fund
                      Schedule of Investments (continued)
                        September 30, 2000 (Unaudited)

                                               Credit   Principal
                                               Rating/\  Amount       Value

CORPORATE BONDS - continued
UTILITIES - continued
Electric Utilities - continued
  Soyland Pwr. Coop., Inc., 8.67%,
   09/15/2018.................................   Aaa   $ 4,000,000 $  4,164,120
  Union Elec. Co., 8.00%, 12/15/2022..........   AA-       838,000      830,284
                                                                   ------------
                                                                     11,897,184
                                                                   ------------
Gas Utilities - 0.2%
  Williams Gas Pipelines Co., 7.375%,
   11/15/2006 144A............................   BBB     2,000,000    2,001,910
                                                                   ------------
    Total Corporate Bonds (cost
     $229,842,264)............................                      221,690,882
                                                                   ------------
MORTGAGE-BACKED SECURITIES - 8.7%
  FHLMC:
   6.25%, 07/15/2004..........................   AAA    15,000,000   14,869,515
   6.625%, 09/15/2009.........................   AAA     5,700,000    5,638,155
   6.875%, 01/15/2005.........................   AAA    15,500,000   15,699,330
   7.219%, 09/01/2028.........................   AAA     2,898,098    2,882,102
   7.565%, 03/01/2022.........................   AAA        33,507       34,020
   8.131%, 10/01/2028.........................   AAA       901,811      927,855
  FNMA:
   5.471%, 07/01/2029.........................   AAA     2,184,695    2,124,247
   5.50%, 07/01/2009..........................   AAA    11,877,273   11,392,324
   6.294%, 03/01/2027.........................   AAA     1,020,798    1,024,847
   6.385%, 11/01/2039.........................   AAA     8,497,055    8,338,432
   6.50%, 10/01/2028..........................   AAA     4,858,744    4,670,468
   7.00%, 05/01/2024..........................   AAA     2,178,090    2,146,595
   7.25%, 05/15/2030..........................   Aaa    10,775,000   11,329,719
   7.30%, 05/25/2010..........................   NA      4,900,000    5,034,750
   7.334%, 04/01/2028.........................   AAA     3,112,587    3,148,317
   7.50%, 03/01/2030..........................   AAA     6,288,897    6,280,721
   7.856%, 12/01/2019.........................   AAA        20,083       20,559
   7.87%, 08/01/2027..........................   AAA     5,994,916    6,150,621
   7.89%, 09/01/2021..........................   AAA     3,826,582    3,908,778
   8.00%, 10/01/2029..........................   AAA     2,525,748    2,561,715
   8.073%, 10/01/2029.........................   AAA     5,651,745    5,831,969
   8.079%, 12/01/2023.........................   AAA     1,874,310    1,892,023
   8.50%, 08/01/2030..........................   AAA     3,381,066    3,467,249
   9.00%, 08/01/2014..........................   AAA     4,421,769    4,620,925
  GNMA:
   8.50%, 05/15/2021-06/15/2022...............   AAA       599,794      617,299
   9.00%, 10/15/2021..........................   AAA       174,993      181,576
   9.50%, 02/15/2021..........................   AAA       106,314      110,713
                                                                   ------------
    Total Mortgage-Backed Securities (cost
     $123,207,125)............................                      124,904,824
                                                                   ------------

                                   EVERGREEN
                                 Balanced Fund
                      Schedule of Investments (continued)
                        September 30, 2000 (Unaudited)

                                                Credit   Principal
                                                Rating/\  Amount       Value

U.S. TREASURY OBLIGATIONS - 2.7%
  U.S. Treasury Bonds:
   6.125%, 08/15/2029..........................  AAA    $ 9,635,000 $  9,842,759
   6.25%, 05/15/2030...........................  AAA      4,000,000    4,206,252
   7.875%, 02/15/2021..........................  AAA      9,200,000   11,065,880
   8.125%, 05/15/2021..........................  AAA      5,980,000    7,372,222
  U.S. Treasury Notes, 5.875%, 11/15/2004......  AAA      5,850,000    5,846,344
                                                                    ------------
    Total U.S. Treasury Obligations (cost
     $37,987,890)..............................                       38,333,457
                                                                    ------------
YANKEE OBLIGATIONS - CORPORATE - 2.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
  Rogers Cablesystems, Ltd., 11.00%,
   12/01/2015..................................  BB-      1,050,000    1,181,250
                                                                    ------------
ENERGY - 0.8%
Energy Equipment & Services - 0.1%
  Petroleum GEO Svcs., 7.50%, 03/31/2007.......  BBB      2,250,000    2,207,842
                                                                    ------------
Oil & Gas - 0.7%
  British Gas Intl. Fin. Co., 0.00%, 11/04/2021
   #...........................................  A        4,000,000      800,200
  Gulf Canada Resources, Ltd., 8.35%,
   08/01/2006..................................  BBB-     1,000,000      995,000
  YPF Sociedad Anonima, 7.25%, 03/15/2003......  BBB-     8,000,000    7,840,000
                                                                    ------------
                                                                       9,635,200
                                                                    ------------
FINANCIALS - 0.1%
Banks - 0.1%
  Skandinaviska Enskilda, 0.00%, 05/26/2033 #..          20,000,000    1,702,000
                                                                    ------------
MATERIALS - 0.2%
Paper & Forest Products - 0.2%
  Domtar, Inc., 8.75%, 08/01/2006..............  BBB-     1,100,000    1,149,500
  Tembec Inds., Inc, 8.625%, 06/30/2009........  BB+      1,000,000      980,000
                                                                    ------------
                                                                       2,129,500
                                                                    ------------
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.6%
  Deutsche Telekom Intl., 8.00%, 06/15/2010....  AA-      4,200,000    4,317,894
  Koninklijke Kpn NV, 8.00%, 10/01/2010 144A...  aaa      2,500,000    2,503,500
  Telefonica Europe Bv, 7.75%, 09/15/2010......  A+       2,500,000    2,519,517
                                                                    ------------
                                                                       9,340,911
                                                                    ------------
Wireless Telecommunications Services - 0.1%
Rogers Cantel, Inc., 9.75%, 06/01/2016.........  BB+      1,000,000    1,085,000
                                                                    ------------
UTILITIES - 0.3%
Electric Utilities - 0.3%
  TXU Eastern Funding Co., 6.75%, 05/15/2009...  BBB+     5,000,000    4,530,175
                                                                    ------------
    Total Yankee Obligations-Corporate (cost
     $32,635,589)..............................                       31,811,878
                                                                    ------------
YANKEE OBLIGATIONS - GOVERNMENT - 0.4%
  Canada, 7.50%, 09/15/2029 (cost $5,003,533)..  A+       5,000,000    5,047,640
                                                                    ------------

                                   EVERGREEN
                                 Balanced Fund
                      Schedule of Investments (continued)
                        September 30, 2000 (Unaudited)

                                                           Shares     Value
COMMON STOCKS - 58.7%
CONSUMER DISCRETIONARY - 4.2%
Distributors - 0.4%
  Avnet, Inc. ............................................ 174,000 $  4,937,250
                                                                   ------------
Media - 1.8%
  Clear Channel Communications, Inc. *....................  50,000    2,825,000
  Disney (Walt) Co. ...................................... 190,000    7,267,500
  Time Warner, Inc. ...................................... 120,000    9,390,000
  Viacom, Inc., Class B *................................. 110,000    6,435,000
                                                                   ------------
                                                                     25,917,500
                                                                   ------------
Multi-line Retail - 0.9%
  Wal-Mart Stores, Inc. .................................. 265,000   12,753,125
                                                                   ------------
Specialty Retail - 1.1%
  Home Depot, Inc. ....................................... 170,000    9,020,625
  RadioShack Corp. ....................................... 110,000    7,108,750
                                                                   ------------
                                                                     16,129,375
                                                                   ------------
CONSUMER STAPLES - 2.5%
Beverages - 1.4%
  Anheuser Busch Cos., Inc. .............................. 222,000    9,393,375
  Pepsico, Inc. .......................................... 225,000   10,350,000
                                                                   ------------
                                                                     19,743,375
                                                                   ------------
Food & Drug Retailing - 0.5%
  Safeway, Inc. *......................................... 170,000    7,936,875
                                                                   ------------
Personal Products - 0.6%
  Colgate-Palmolive Co. *................................. 180,000    8,496,000
                                                                   ------------
ENERGY - 6.5%
Energy Equipment & Services - 1.6%
  Halliburton Co. ........................................ 140,000    6,851,250
  Nabors Inds., Inc. *.................................... 175,000    9,170,000
  Santa Fe Intl. Corp. ................................... 150,000    6,759,375
                                                                   ------------
                                                                     22,780,625
                                                                   ------------
Oil & Gas - 4.9%
  Apache Corp. ........................................... 175,000   10,346,875
  Devon Energy Corp. ..................................... 170,000   10,225,500
  Exxon Mobil Corp. ...................................... 300,000   26,737,500
  Royal Dutch Petroleum Co. .............................. 155,000    9,290,313
  Sunoco, Inc. ........................................... 150,000    4,040,625
  Unocal Corp. ........................................... 275,000    9,745,312
                                                                   ------------
                                                                     70,386,125
                                                                   ------------

                                   EVERGREEN
                                 Balanced Fund
                      Schedule of Investments (continued)
                        September 30, 2000 (Unaudited)

                                                           Shares     Value
COMMON STOCKS - continued
FINANCIALS - 9.7%
Banks - 2.5%
  Bank of America Corp. .................................. 130,000 $  6,808,750
  Bank of New York Co., Inc. .............................  90,000    5,045,625
  FleetBoston Finl. Corp. *............................... 100,000    3,900,000
  Mellon Finl. Corp. ..................................... 200,000    9,275,000
  PNC Finl. Svcs. Group...................................  75,000    4,875,000
  Wells Fargo Co. ........................................ 135,000    6,201,563
                                                                   ------------
                                                                     36,105,938
                                                                   ------------
Diversified Financials - 4.3%
  American Express Co. ................................... 115,000    6,986,250
  Citigroup, Inc. ........................................ 386,666   20,904,131
  Freddie Mac Corp. ...................................... 210,000   11,353,125
  Goldman Sachs Group, Inc. ..............................  60,000    6,836,250
  John Hancock Finl. Svcs., Inc. ......................... 230,000    6,181,250
  Morgan Stanley Dean Witter & Co. .......................  95,000    8,686,562
                                                                   ------------
                                                                     60,947,568
                                                                   ------------
Insurance - 2.9%
  AMBAC Finl. Group, Inc. ................................  60,000    4,395,000
  American Intl. Group, Inc. ............................. 158,125   15,130,586
  CIGNA Corp. ............................................  75,000    7,830,000
  Hartford Finl. Svcs. Group, Inc. .......................  85,000    6,199,687
  Marsh & McLennan Co. ...................................  60,000    7,965,000
                                                                   ------------
                                                                     41,520,273
                                                                   ------------
HEALTH CARE - 7.3%
Biotechnology - 1.1%
  Amgen, Inc. *........................................... 120,000    8,379,375
  MedImmune, Inc. *.......................................  50,000    3,862,500
  Millennium Pharmaceuticals, Inc. *......................  27,000    3,943,687
                                                                   ------------
                                                                     16,185,562
                                                                   ------------
Health Care Equipment & Supplies - 0.3%
  PE Corp-PE Biosystems Group.............................  36,000    4,194,000
                                                                   ------------
Health Care Providers & Services - 0.4%
  Health Mgmt. Associates, Inc., Class A *................ 245,000    5,099,063
                                                                   ------------
Pharmaceuticals - 5.5%
  American Home Products Corp. ........................... 230,000   13,009,375
  Johnson & Johnson ......................................  92,500    8,689,219
  Merck & Co., Inc. ...................................... 165,000   12,282,187
  Pfizer, Inc. ........................................... 440,000   19,772,500
  Pharmacia Corp. ........................................ 100,000    6,018,750
  Schering-Plough Corp. .................................. 395,000   18,367,500
                                                                   ------------
                                                                     78,139,531
                                                                   ------------

                                   EVERGREEN
                                 Balanced Fund
                      Schedule of Investments (continued)
                        September 30, 2000 (Unaudited)

                                                           Shares     Value
COMMON STOCKS - continued
INDUSTRIALS - 5.8%
Aerospace & Defense - 0.6%
  United Technologies Corp. .............................. 130,000 $  9,002,500
                                                                   ------------
Commercial Services & Supplies - 0.9%
  Automatic Data Processing, Inc. ........................ 105,000    7,021,875
  Avery Dennison Corp. ................................... 130,000    6,028,750
                                                                   ------------
                                                                     13,050,625
                                                                   ------------
Industrial Conglomerates - 3.8%
  Gen. Elec. Co. ......................................... 760,000   43,842,500
  Tyco Intl., Ltd. ....................................... 210,000   10,893,750
                                                                   ------------
                                                                     54,736,250
                                                                   ------------
Machinery - 0.5%
  Deere & Co. ............................................ 195,000    6,483,750
                                                                   ------------
INFORMATION TECHNOLOGY - 14.3%
Communications Equipment - 3.3%
  Cisco Sys., Inc. *...................................... 480,000   26,520,000
  Corning, Inc. ..........................................  25,500    7,573,500
  Nortel Networks Corp. .................................. 200,000   11,912,500
  Scientific Atlanta, Inc. ...............................  30,000    1,908,750
                                                                   ------------
                                                                     47,914,750
                                                                   ------------
Computers & Peripherals - 3.1%
  Dell Computer Corp. *...................................  50,000    1,540,625
  EMC Corp. *............................................. 153,000   15,166,125
  Intl. Business Machines Corp. .......................... 148,000   16,650,000
  Sun Microsystems, Inc. *................................  90,000   10,507,500
                                                                   ------------
                                                                     43,864,250
                                                                   ------------
Electronic Equipment & Instruments - 0.6%
  Sanmina Corp. *.........................................  85,000    7,958,125
                                                                   ------------
Internet Software & Services - 1.3%
  America Online, Inc. *.................................. 165,000    8,868,750
  Check Point Software Technologies, Ltd. *...............  33,000    5,197,500
  VeriSign, Inc. .........................................  21,000    4,253,813
                                                                   ------------
                                                                     18,320,063
                                                                   ------------
Semiconductor Equipment & Products - 2.1%
  Broadcom Corp. *........................................  14,500    3,534,375
  Cypress Semiconductor Corp. *...........................  80,000    3,325,000
  Integrated Device Technology............................  50,000    4,525,000
  Intel Corp. ............................................ 290,000   12,053,125
  Micron Tech., Inc. *....................................  55,000    2,530,000
  Teradyne, Inc. *........................................ 120,000    4,200,000
                                                                   ------------
                                                                     30,167,500
                                                                   ------------

                                   EVERGREEN
                                 Balanced Fund
                      Schedule of Investments (continued)
                        September 30, 2000 (Unaudited)

                                                           Shares     Value
COMMON STOCKS - continued
INFORMATION TECHNOLOGY - continued
Software - 3.9%
  Adobe Sys., Inc. .......................................  40,000 $  6,210,000
  Mercury Interactive Corp. *.............................  21,000    3,291,750
  Microsoft Corp. *....................................... 305,000   18,395,312
  Oracle Sys. Corp. *..................................... 120,000    9,450,000
  Rational Software Corp. *...............................  80,000    5,550,000
  Sapient Corp. *.........................................  47,000    1,912,313
  Siebel Sys., Inc. *.....................................  50,000    5,565,625
  Veritas Software Corp. *................................  39,000    5,538,000
                                                                   ------------
                                                                     55,913,000
                                                                   ------------
MATERIALS - 0.7%
Chemicals - 0.4%
  Millipore Corp. ........................................ 110,000    5,328,125
                                                                   ------------
Containers & Packaging - 0.3%
  Sealed Air Corp. *...................................... 115,000    5,203,750
                                                                   ------------
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunications Services - 3.4%
  AT&T Corp. ............................................. 219,050    6,434,594
  AT&T Corp., Liberty Media Group, Class A................ 240,000    4,320,000
  BellSouth Corp. ........................................ 155,000    6,238,750
  Qwest Communications Intl., Inc. *...................... 150,225    7,220,189
  SBC Communications, Inc. ............................... 235,000   11,750,000
  Tycom, Ltd. *........................................... 195,000    7,483,125
  Verizon Communications.................................. 102,802    4,979,472
  Winstar Communications, Inc. *..........................  50,000      775,000
                                                                   ------------
                                                                     49,201,130
                                                                   ------------
Wireless Telecommunications Services - 0.3%
  Vodafone Group Plc, ADR................................. 110,000    4,070,000
                                                                   ------------
UTILITIES - 4.0%
Electric Utilities - 3.4%
  AES Corp. *............................................. 115,000    7,877,500
  Constellation Energy Group, Inc. ....................... 265,000   13,183,750
  Dominion Resources, Inc. ............................... 230,000   13,354,375
  Duke Energy Corp. ...................................... 155,000   13,291,250
                                                                   ------------
                                                                     47,706,875
                                                                   ------------
Gas Utilities - 0.6%
  El Paso Energy Corp. ...................................  70,000    4,313,750
  Enron Corp. ............................................  50,000    4,381,250
                                                                   ------------
                                                                      8,695,000
                                                                   ------------
    Total Common Stocks (cost $657,734,978)...............         $838,887,878
                                                                   ------------

                                   EVERGREEN
                                 Balanced Fund
                      Schedule of Investments (continued)
                        September 30, 2000 (Unaudited)

                              Shares       Value
SHORT-TERM INVESTMENTS -
  5.0%
MUTUAL FUND SHARES - 5.0%
  Evergreen Select Money
   Market Fund o .......... 30,025,991 $   30,025,991
  Navigator Prime Portfolio
   pp ..................... 41,959,167     41,959,167
                                       --------------
    Total Short-Term
     Investments (cost
     $71,985,158)..........                71,985,158
                                       --------------
Total Investments - (cost
 $1,297,310,395) - 102.9%.............  1,470,174,544
Other Assets and Liabilities -
  (2.9%)..............................    (41,227,441)
                                       --------------
Net Assets - 100.0%................... $1,428,947,103
                                       --------------

                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                                Foundation Fund
                            Schedule of Investments
                        September 30, 2000 (Unaudited)

                                                Credit   Principal
                                                Rating/\  Amount       Value

ASSET-BACKED SECURITIES - 0.5%
Asset Backed - 0.5%
  American Express Credit Account Master Trust,
   Ser. 1999-2, Class A, 5.95%, 12/15/2006.....  AAA    $ 1,300,000 $  1,269,235
  Capital One Master Trust, Ser. 1998-4, Class
   A,
   5.43%, 01/15/2007...........................  AAA      2,900,000    2,792,888
  Continental Airlines Trust, Ser. 1997-1,
   Class A,
   7.46%, 04/01/2015...........................  AA+      1,651,945    1,613,926
  Discover Card Master Trust I, Ser. 1996-3,
   Class A,
   6.05%, 08/18/2008...........................  AAA      2,025,000    1,952,110
  EQCC Home Equity Loan Trust, Ser. 1998-2,
   Class A6F, 6.15%, 04/15/2008................  AAA        770,000      753,880
  GE Capital Mtge. Funding Corp., Ser. 1999-
   HE3, Class A3, 7.11%, 07/25/2014............  Aaa      1,300,000    1,298,459
  HFC Home Equity Loan Trust, Ser. 1999-1,
   Class A2,
   6.95%, 10/20/2023...........................  Aaa      1,100,000    1,096,101
  Key Auto Fin. Trust, Ser. 1999-1, Class A4,
   5.83%, 01/15/2007...........................  AAA      2,680,000    2,641,663
  Northwest Airlines Corp., Ser. 1999-2, Class
   B,
   7.95%, 03/01/2015...........................  A        1,684,045    1,636,934
  WFS Finl. Owner Trust, Ser. 1999-C, Class A2,
   6.92%, 01/20/2004...........................  AAA      1,750,000    1,753,369
                                                                    ------------
    Total Asset-Backed Securities (cost
     $17,124,299)..............................                       16,808,565
                                                                    ------------
CORPORATE BONDS - 2.0%
CONSUMER DISCRETIONARY - 1.5%
Automobiles - 0.7%
  Daimler Chrysler AG, 6.90%, 09/01/2004.......  A+      25,000,000   24,913,225
                                                                    ------------
Media - 0.0%
  Times Mirror Co., 7.45%, 10/15/2009..........  A        1,750,000    1,748,869
                                                                    ------------
Multi-line Retail - 0.8%
  Wal-Mart Stores, Inc., 6.87%, 08/10/2009.....  AA      26,785,000   26,515,811
                                                                    ------------
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
  SmithKline Beecham Corp., 6.62%, 10/01/2001..  AA-        330,000      329,628
                                                                    ------------
ENERGY - 0.1%
Oil & Gas - 0.1%
  Conoco, Inc., 6.35%, 04/15/2009..............  A-       1,800,000    1,708,924
                                                                    ------------
FINANCIALS - 0.1%
Diversified Financials - 0.1%
  Gen. Elec. Capital Corp.:
   6.29%, 12/03/2001...........................  AAA        300,000      298,458
   7.25%, 02/01/2005...........................  AAA      4,500,000    4,572,329
  Home Savings America, 6.00%, 11/01/2000......  BBB+       250,000      249,757
                                                                    ------------
                                                                       5,120,544
                                                                    ------------

                                   EVERGREEN
                                Foundation Fund
                      Schedule of Investments (continued)
                        September 30, 2000 (Unaudited)

                                               Credit   Principal
                                               Rating/\  Amount       Value

CORPORATE BONDS - continued
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
  Lucent Technologies, Inc., 6.90%,
   07/15/2001.................................   A     $ 6,250,000 $  6,248,669
                                                                   ------------
UTILITIES - 0.1%
Electric Utilities - 0.1%
  Duke Energy Corp., Ser. A, 6.00%,
   12/01/2028.................................   A+      1,000,000      797,479
  Georgia Pwr. Co., 5.50%, 12/01/2005.........   A       1,500,000    1,394,277
  Pacific Gas & Elec. Co., MTN, 5.93%,
   10/08/2003.................................   A         250,000      240,772
                                                                   ------------
                                                                      2,432,528
                                                                   ------------
    Total Corporate Bonds (cost $69,619,322)..                       69,018,198
                                                                   ------------
MORTGAGE-BACKED SECURITIES - 4.4%
FHLMC:
  7.00%, 03/15/2010...........................   Aaa    10,800,000   10,981,635
  8.50%, 09/01/2020...........................   AAA     4,246,785    4,382,894
FNMA:
  5.12%, 02/13/2004...........................   AAA    53,946,000   51,875,714
  6.00%, 08/01/2006...........................   AAA     6,029,543    5,850,103
  6.50%, 11/01/2014...........................   AAA     5,440,457    5,340,679
  6.62%, 09/15/2009...........................   Aaa     3,500,000    3,473,873
  7.00%, 08/01/2029...........................   AAA    10,415,149   10,215,074
  7.50%, 09/01/2029...........................   AAA    12,555,952   12,545,907
  8.00%, 10/01/2014-11/01/2014................   AAA     4,642,130    4,728,938
  8.50%, 04/01/2025-04/01/2030................   AAA    14,549,086   14,953,409
GNMA:
  6.50%, 04/15/2029...........................   AAA     7,582,035    7,310,901
  7.00%, 04/15/2024...........................   AAA    15,286,744   15,106,513
  7.50%, 05/15/2029-12/15/2029................   AAA     6,022,890    6,046,801
  8.00%, 04/15/2030...........................   AAA     3,073,537    3,131,719
                                                                   ------------
    Total Mortgage-Backed Securities (cost
     $154,923,137)............................   AAA                155,944,160
                                                                   ------------
U.S. TREASURY OBLIGATIONS - 24.5%
U.S. Treasury Bonds:
  5.25%, 11/15/2028-02/15/2029................   AAA     7,300,000    6,551,098
  6.00%, 02/15/2026...........................   AAA    38,000,000   37,655,644
  6.12%, 08/15/2029...........................   AAA       450,000      459,703
  6.25%, 08/15/2023...........................   AAA    40,000,000   40,750,000
  6.50%, 11/15/2026...........................   AAA     4,150,000    4,382,143
  7.12%, 02/15/2023...........................   AAA    25,000,000   28,085,950
  7.25%, 05/15/2016...........................   AAA    85,769,000   95,471,618
  8.00%, 11/15/2021...........................   AAA    10,000,000   12,218,750
  8.12%, 08/15/2019-05/15/2021................   AAA    75,000,000   91,882,825
  8.50%, 02/15/2020...........................   AAA    10,000,000   12,668,750
  9.00%, 11/15/2018...........................   AAA     1,000,000    1,311,250
  9.25%, 02/15/2016...........................   AAA     2,610,000    3,419,917

                                   EVERGREEN
                                Foundation Fund
                      Schedule of Investments (continued)
                        September 30, 2000 (Unaudited)

                                               Credit   Principal
                                               Rating/\   Amount       Value

U.S. TREASURY OBLIGATIONS - continued
U.S. Treasury Notes:
  5.25%, 08/15/2003...........................   AAA   $125,000,000 $122,695,375
  5.50%, 05/15/2009...........................   AAA     25,000,000   24,289,075
  5.87%, 09/30/2002-11/15/2005................   AAA    127,000,000  126,868,475
  6.12%, 08/15/2007...........................   AAA     75,000,000   75,820,350
  6.50%, 08/31/2001-02/15/2010................   AAA    100,000,000  102,187,550
  6.62%, 05/15/2007...........................   AAA     25,000,000   25,921,875
  6.87%, 05/15/2006...........................   AAA     44,500,000   46,516,428
                                                                    ------------
    Total U.S. Treasury Obligations (cost
     $835,642,451)............................                      $859,156,776
                                                                    ------------
YANKEE OBLIGATIONS-GOVERNMENT - 0.1%
  Ontario, Canada, 7.75%, 06/04/2002..........   AA-      1,500,000    1,526,057
  Quebec, Canada, 5.75%, 02/15/2009...........   A+       2,500,000    2,290,495
                                                                    ------------
    Total Yankee Obligations - Government
     (cost $3,863,321)........................                      $  3,816,552
                                                                    ------------

                                                       Shares        Value

COMMON STOCKS - 64.0%
CONSUMER DISCRETIONARY - 4.8%
Media - 3.2%
  Clear Channel Communications, Inc. *..............     174,200 $    9,842,300
  Disney (Walt) Co. ................................     783,979     29,987,197
  Echostar Communications Corp., Class A............     223,000     11,763,250
  Time Warner, Inc. ................................     558,880     43,732,360
  Viacom, Inc., Class B *...........................     289,599     16,941,541
                                                                 --------------
                                                                    112,266,648
                                                                 --------------
Multi-line Retail - 1.2%
  Kohl's Corp. *....................................     120,600      6,957,112
  Wal-Mart Stores, Inc. ............................     732,040     35,229,425
                                                                 --------------
                                                                     42,186,537
                                                                 --------------
Specialty Retail - 0.4%
  Home Depot, Inc. .................................     267,948     14,217,991
                                                                 --------------
CONSUMER STAPLES - 5.2%
Beverages - 2.1%
  Anheuser Busch Cos., Inc. ........................     383,200     16,214,150
  Pepsico, Inc. ....................................     549,340     25,269,640
  The Coca-Cola Co. ................................     576,900     31,801,612
                                                                 --------------
                                                                     73,285,402
                                                                 --------------
Food & Drug Retailing - 0.8%
  Kroger Co. *......................................     431,700      9,740,231
  Walgreen Co. .....................................     477,100     18,099,982
                                                                 --------------
                                                                     27,840,213
                                                                 --------------

                                   EVERGREEN
                                Foundation Fund
                      Schedule of Investments (continued)
                        September 30, 2000 (Unaudited)

                                                       Shares        Value

COMMON STOCKS - continued
CONSUMER STAPLES - continued
Food Products - 0.1%
  Bestfoods.........................................      68,000 $    4,947,000
                                                                 --------------
Household Products - 0.5%
  Procter & Gamble Co. .............................     261,900     17,547,300
                                                                 --------------
Personal Products - 1.1%
  Avon Products, Inc. ..............................     420,000     17,167,500
  Clorox Co. .......................................     168,500      6,666,281
  Kimberly-Clark Corp. *............................     220,000     12,278,750
  The Estee Lauder Cos., Inc., Class A..............      99,100      3,629,538
                                                                 --------------
                                                                     39,742,069
                                                                 --------------
Tobacco - 0.6%
  Philip Morris Co., Inc. ..........................     681,600     20,064,600
                                                                 --------------
ENERGY - 5.6%
Energy Equipment & Services - 1.9%
  Baker Hughes, Inc. ...............................     502,130     18,641,576
  Diamond Offshore Drilling, Inc. ..................     123,200      5,051,200
  Halliburton Co. ..................................     199,500      9,763,031
  Schlumberger, Ltd. ...............................     301,200     24,792,525
  Transocean Sedco Forex, Inc. .....................     128,000      7,504,000
                                                                 --------------
                                                                     65,752,332
                                                                 --------------
Oil & Gas - 3.7%
  Anadarko Petroleum Corp. .........................     182,700     12,142,242
  Apache Corp. .....................................     132,300      7,822,238
  Chevron Corp. ....................................     120,000     10,230,000
  Conoco, Inc., Class B.............................     306,200      8,248,262
  Devon Energy Corp. ...............................     115,800      6,965,370
  Exxon Mobil Corp. ................................     750,126     66,854,980
  Royal Dutch Petroleum Co. ........................     211,600     12,682,775
  Texaco, Inc. .....................................     114,200      5,995,500
                                                                 --------------
                                                                    130,941,367
                                                                 --------------
FINANCIALS - 11.1%
Banks - 4.0%
  Bank of America Corp. ............................     570,339     29,871,505
  Bank of New York Co., Inc. .......................     423,000     23,714,437
  Firstar Corp. ....................................     260,200      5,821,975
  FleetBoston Finl. Corp. *.........................     355,400     13,860,600
  J.P. Morgan & Co., Inc. *.........................      71,700     11,713,987
  KeyCorp ..........................................     276,900      7,009,031
  Mellon Finl. Corp. ...............................     107,700      4,994,588
  PNC Finl. Svcs. Group.............................     163,500     10,627,500
  State Street Corp. ...............................      90,300     11,739,000

                                   EVERGREEN
                                Foundation Fund
                      Schedule of Investments (continued)
                        September 30, 2000 (Unaudited)

                                                       Shares        Value

COMMON STOCKS - continued
FINANCIALS - continued
Banks - continued
  Washington Mutual, Inc. ..........................     226,780 $    9,028,679
  Wells Fargo Co. ..................................     282,595     12,981,708
                                                                 --------------
                                                                    141,363,010
                                                                 --------------
Diversified Financials - 3.4%
  American Express Co. .............................     363,900     22,106,925
  Associates First Capital Corp., Class A...........     208,700      7,930,600
  Charles Schwab Corp. .............................     260,400      9,244,200
  Citigroup, Inc. ..................................   1,145,200     61,912,375
  Freddie Mac Corp. ................................     289,800     15,667,313
                                                                 --------------
                                                                    116,861,413
                                                                 --------------
Insurance - 3.7%
  Allstate Corp. ...................................     364,200     12,655,950
  American Intl. Group, Inc. .......................     828,968     79,321,876
  Chubb Corp. ......................................     111,000      8,782,875
  CIGNA Corp. ......................................      63,500      6,629,400
  Hartford Finl. Svcs. Group, Inc. .................     131,500      9,591,281
  Lincoln Natl. Corp. ..............................     139,400      6,708,625
  Marsh & McLennan Co. .............................      49,700      6,597,675
                                                                 --------------
                                                                    130,287,682
                                                                 --------------
HEALTH CARE - 10.8%
Biotechnology - 0.5%
  Amgen, Inc. *.....................................     196,900     13,749,158
  MedImmune, Inc. *.................................      72,500      5,600,625
                                                                 --------------
                                                                     19,349,783
                                                                 --------------
Health Care Equipment & Supplies - 2.3%
  Alza Corp. *......................................     182,100     15,751,650
  Becton Dickinson & Co. ...........................     222,400      5,879,700
  Boston Scientific Corp. *.........................     328,500      5,399,719
  Guidant Corp. *...................................     401,200     28,359,825
  Medtronic, Inc. ..................................     470,200     24,362,237
                                                                 --------------
                                                                     79,753,131
                                                                 --------------
Health Care Providers & Services - 1.0%
  HCA-The Healthcare Corp. .........................     343,800     12,763,575
  Tenet Healthcare Corp. *..........................     409,970     14,912,659
  UnitedHealth Group, Inc. .........................      68,000      6,715,000
                                                                 --------------
                                                                     34,391,234
                                                                 --------------
Pharmaceuticals - 7.0%
  Abbott Laboratories...............................     634,400     30,173,650
  American Home Products Corp. .....................     551,350     31,185,734
  Bristol-Myers Squibb Co. .........................     207,400     11,847,725

                                   EVERGREEN
                                Foundation Fund
                      Schedule of Investments (continued)
                        September 30, 2000 (Unaudited)

                                                       Shares        Value

COMMON STOCKS - continued
FINANCIALS - continued
Pharmaceuticals - continued
  IDEC Pharmaceuticals Corp.........................      43,300 $    7,593,061
  Johnson & Johnson.................................     262,205     24,630,882
  Merck & Co., Inc..................................     436,900     32,521,744
  Pfizer, Inc.......................................   1,150,225     51,688,236
  Pharmacia Corp....................................     496,567     29,887,126
  Schering-Plough Corp..............................     526,200     24,468,300
                                                                 --------------
                                                                    243,996,458
                                                                 --------------
INDUSTRIALS - 7.5%
Aerospace & Defense - 1.3%
  Boeing Co.........................................     264,700     16,676,100
  Gen. Motors Corp., Class H *......................     329,100     12,235,938
  United Technologies Corp..........................     217,030     15,029,327
                                                                 --------------
                                                                     43,941,365
                                                                 --------------
Commercial Services & Supplies - 0.5%
  Automatic Data Processing, Inc....................     282,000     18,858,750
                                                                 --------------
Industrial Conglomerates - 5.7%
  Danaher Corp. ....................................     114,800      5,711,300
  Gen. Elec. Co. ...................................   2,695,300    155,485,119
  Minnesota Mining & Manufacturing Co. .............     137,700     12,547,913
  Tyco Intl., Ltd. .................................     529,100     27,447,062
                                                                 --------------
                                                                    201,191,394
                                                                 --------------
INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 4.7%
  CIENA Corp. *.....................................      75,400      9,260,062
  Cisco Sys., Inc. *................................   1,243,200     68,686,800
  Corning, Inc. ....................................      74,400     22,096,800
  Juniper Networks, Inc. ...........................      50,800     11,122,025
  Motorola, Inc. ...................................     281,700      7,958,025
  Nortel Networks Corp. ............................     617,600     36,785,800
  QUALCOMM, Inc. *..................................     130,000      9,262,500
                                                                 --------------
                                                                    165,172,012
                                                                 --------------
Computers & Peripherals - 5.4%
  Compaq Computer Corp. ............................     306,300      8,447,754
  EMC Corp. *.......................................     561,800     55,688,425
  Hewlett-Packard Co. ..............................     190,800     18,507,600
  Intl. Business Machines Corp. ....................     334,800     37,665,000
  Palm, Inc. .......................................     115,600      6,119,575
  Sun Microsystems, Inc. *..........................     539,050     62,934,087
                                                                 --------------
                                                                    189,362,441
                                                                 --------------

                                   EVERGREEN
                                Foundation Fund
                      Schedule of Investments (continued)
                        September 30, 2000 (Unaudited)

                                                        Shares        Value

COMMON STOCKS - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.3%
  JDS Uniphase Corp. *...............................      91,800 $    8,692,313
                                                                  --------------
Internet Software & Services - 0.7%
  America Online, Inc. *.............................     301,400     16,200,250
  Commerce One, Inc. ................................     117,100      9,192,350
                                                                  --------------
                                                                      25,392,600
                                                                  --------------
Semiconductor Equipment & Products - 2.7%
  Applied Materials, Inc. *..........................     140,700      8,345,269
  Broadcom Corp. *...................................      23,200      5,655,000
  Intel Corp. .......................................   1,383,300     57,493,406
  Micron Tech., Inc. *...............................     261,100     12,010,600
  Texas Instruments, Inc. ...........................     210,300      9,923,531
                                                                  --------------
                                                                      93,427,806
                                                                  --------------
Software - 1.4%
  I2 Technologies, Inc. *............................      66,600     12,458,363
  Oracle Sys. Corp. *................................     358,400     28,224,000
  Veritas Software Corp. *...........................      67,300      9,556,600
                                                                  --------------
                                                                      50,238,963
                                                                  --------------
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.0%
  Qwest Communications Intl., Inc. *.................     306,292     14,721,159
  SBC Communications, Inc. ..........................     632,500     31,625,000
  Verizon Communications.............................     503,818     24,403,685
                                                                  --------------
                                                                      70,749,844
                                                                  --------------
Wireless Telecommunications Services - 0.2%
  Nextel Communications, Inc., Class A *.............     135,200      6,320,600
                                                                  --------------
UTILITIES - 1.6%
Electric Utilities - 0.8%
  Duke Energy Corp. .................................     152,100     13,042,575
  Southern Co. ......................................     409,300     13,276,669
                                                                  --------------
                                                                      26,319,244
                                                                  --------------
Gas Utilities - 0.8%
  Enron Corp. .......................................     336,400     29,477,050
                                                                  --------------
    Total Common Stocks (cost $1,645,343,951)........              2,243,938,552
                                                                  --------------

                                   EVERGREEN
                                Foundation Fund
                      Schedule of Investments (continued)
                        September 30, 2000 (Unaudited)

                                                     Shares        Value

SHORT-TERM INVESTMENTS - 5.7%
MUTUAL FUND SHARES - 5.7%
  Evergreen Select Money Market Fund o ........... 165,526,200 $  165,526,200
  Navigator Prime Portfolio pp ...................  35,980,196     35,980,196
                                                               --------------
    Total Short-Term Investments (cost
     $201,506,396)................................                201,506,396
                                                               --------------
Total Investments - (cost $2,928,022,877) - 101.2%............  3,550,189,199
Other Assets and Liabilities - (1.2%).........................    (41,224,020)
                                                               --------------
Net Assets - 100.0%........................................... $3,508,965,179
                                                               ==============


                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                         Tax Strategic Foundation Fund
                            Schedule of Investments
                        September 30, 2000 (Unaudited)

                                                Credit  Principal
                                                Rating/\  Amount      Value

MUNICIPAL OBLIGATIONS - 50.7%
EDUCATION - 4.8%
  Chicago, IL GO, City Colleges Capital Impt.,
   6.00%, 01/01/2011, (Insd. by FGIC)..........   AAA   $2,500,000 $  2,683,925
  Florida Board of Ed. Lottery RB, Ser. A,
   5.75%, 07/01/2011, (Insd. by FGIC)..........   AAA    5,015,000    5,346,040
  Massachusetts Hlth. & Edl. Facs. Auth. RB,
   Univ. of MA Proj., Ser.A, 5.75%, 10/01/2019,
   (Insd. by FGIC).............................   AAA    1,000,000    1,015,480
  New York Dorm. Auth. RB, 5.75%, 05/15/2013,
   (Insd. by FGIC).............................   AAA    4,755,000    5,001,975
GENERAL OBLIGATION - LOCAL - 12.4%
  Cambria Cnty, PA GO, 5.50%, 08/15/2016,
   (Insd. by FGIC).............................   AAA    2,375,000    2,372,340
  Clark Cnty., WA GO, Sch. Dist. 117:
   5.50%, 12/01/2016, (Insd. by FSA)...........   AAA    3,500,000    3,504,690
   5.50%, 12/01/2017, (Insd. by FSA)...........   AAA    2,000,000    1,995,420
  Cranston, RI GO, 5.50%, 07/15/2015, (Insd. by
   MBIA).......................................   AAA    3,025,000    3,029,265
  District of Columbia GO, Refunding, Ser. B,
   5.50%, 06/01/2014, (Insd. by FSA)...........   AAA    5,000,000    5,037,300
  Du Page Cnty., IL GO, 0.00%, 11/01/2009 #....   AAA    5,000,000    3,160,800
  Ferndale, MI GO, Ser. IV, 5.25%, 04/01/2014..   AAA    1,200,000    1,187,424
  Fulton Cnty, GA Facs. Corp. COP, 6.00%,
   11/01/2015, (Insd. by AMBAC)................   AAA    2,000,000    2,118,400
  Huntsville, AL Pub. Bldg. Auth. RB, 5.90%,
   10/01/2016..................................   AAA    1,750,000    1,802,325
  Jefferson Cnty., OH GO, 5.70%, 12/01/2013,
   (Insd. by FSA)..............................   AAA    1,000,000    1,056,770
  Pittsburgh, PA GO, Ser. A, 5.50%, 09/01/2014,
   (Insd. by AMBAC)............................   AAA    3,115,000    3,194,184
  Snohomish Cnty., WA GO, Sch. Dist. 15,
   5.70%, 12/01/2015, (Insd. by FGIC)..........   AAA      500,000      507,770
  St. Louis, MO Muni. Fin. Corp. RB, Ser. A,
   5.95%, 02/15/2016, (Insd. by AMBAC).........   AAA      500,000      516,640
  Washington DC Convention Ctr. Auth. RB,
   5.25%, 10/01/2014, (Insd. by AMBAC).........   AAA    2,000,000    1,970,200
  Will County, IL GO, Sch. Dist. 61, 0.00%,
   01/01/2016, (Insd. by FGIC) #...............   NR     2,000,000      846,000
  Worcester, MA GO, Ser. A, 5.50%, 04/01/2019,
   (Insd. by FSA)..............................   AAA    4,000,000    3,963,360
GENERAL OBLIGATION - STATE - 6.0%
  Michigan Muni. Bond Auth. RB:
   Prerefunded, Ser. G, 6.55%, 11/01/2008,
    (Insd. by AMBAC)...........................   AAA      195,000      212,560
   Unrefunded, Ser. B, 6.55%, 11/01/2008,
    (Insd. by AMBAC)...........................   AAA      105,000      113,554
  Nevada GO, Colorado River Commission, Ser. A,
   5.625%, 09/15/2024, (Insd. by FGIC).........   AAA    4,010,000    3,976,035

                                   EVERGREEN
                         Tax Strategic Foundation Fund
                      Schedule of Investments (continued)
                        September 30, 2000 (Unaudited)

                                                Credit  Principal
                                                Rating/\  Amount      Value

MUNICIPAL OBLIGATIONS - continued
GENERAL OBLIGATION - STATE - continued
  New York, NY GO:
   Ser. F, 5.25%, 08/01/2016, (Insd. by
    MBIA/IBC)..................................   AAA   $5,000,000 $  4,884,050
   Ser. G, 5.35%, 08/01/2013, (Insd. by FGIC)..   AAA    5,000,000    5,050,850
  Pennsylvania Convention Ctr. Auth. RB, Ser.
   A, 6.70%, 09/01/2016, (Insd. by FGIC).......   AAA      500,000      568,765
  Texas Pub. Fin. Auth. RB, 5.00%, 08/01/2015,
   (Insd. by AMBAC)............................   AAA    2,960,000    2,819,637
HOSPITAL - 4.6%
  Bristol, TN Hlth. & Edl. Facs. RRB, Bristol
   Mem. Hosp., 6.75%, 09/01/2007, (Insd. by
   FGIC).......................................   A1+      300,000      333,537
  Harris Cnty., TX Hlth. Facs. Dev. Corp. RB,
   Mem. Hermann Hosp. Proj., 5.50%, 06/01/2010,
   (Insd. by FSA)..............................   AAA    1,000,000    1,033,250
  Massachusetts Hlth. & Edl. Facs. Auth. RB,
   Beth Israel Deaconess Med. Ctr., Ser. G,
   5.75%, 07/01/2012...........................   AAA    2,500,000    2,544,425
  New York City Hlth. & Hosp. Corp. RB, Ser. A,
   5.125%, 02/15/2014..........................   AAA    2,000,000    1,938,700
  New York Dorm. Auth. RB, 5.50%, 08/01/2011...   AAA    2,500,000    2,582,300
  New York Med. Care Facs. RB:
   Prerefunded, Ser. B, 6.25%, 08/15/2010,
    (Insd. by AMBAC)...........................   AAA      210,000      219,053
   Unrefunded, Ser. B, 6.25%, 08/15/2010,
    (Insd. by AMBAC)...........................   AAA       35,000       36,353
  Oklahoma Indl. Auth. RRB, Ser. A, 6.25%,
   08/15/2015, (Insd. by MBIA).................   AAA    4,010,000    4,249,277
  Salt Lake City, UT Hosp. RRB, 6.30%,
   02/15/2015,
   (Insd. by MBIA/IBC).........................   AAA      500,000      546,135
HOUSING - 1.7%
  Alaska Hsg. Fin. Corp. RB, Ser. A, 6.05%,
   12/01/2017, (Insd. by MBIA).................   AAA      665,000      680,315
  Maine Hsg. Auth. RB, Ser. F-1, 5.50%,
   11/15/2029..................................   AA       500,000      478,315
  Massachusetts HFA RB, Ser. A, 5.95%,
   10/01/2008,
   (Insd. by AMBAC)............................   AAA      250,000      259,270
  Missouri Hsg. Dev. Commission SFHRB, Ser. B,
   6.25%, 09/01/2015, (Insd. by GNMA/FNMA).....   AAA      725,000      744,981
  New York Mtge. Agcy. SFHRB:
   Ser. 44, 6.60%, 04/01/2003..................   NR       250,000      258,978
   Ser. 56, 5.875%, 10/01/2019.................   NR       750,000      751,215
   Ser. 63, 5.60%, 04/01/2010..................   NR       500,000      515,545
  North Carolina HFA SFHRB, Ser. 00, 5.80%,
   09/01/2012, (Insd. by FHA)..................   AA       490,000      506,983
  Puerto Rico Hsg. Bank & Fin. Agcy. SFHRB,
   5.85%, 04/01/2009, (Insd. by
   GNMA/FNMA/FHLMC)............................   AAA      375,000      390,656
  Utah HFA SFHRB, Ser. B-1, Class 1, 6.00%,
   07/01/2016, (Insd. by FHA)..................   AAA      385,000      394,517

                                   EVERGREEN
                         Tax Strategic Foundation Fund
                      Schedule of Investments (continued)
                        September 30, 2000 (Unaudited)

                                                Credit  Principal
                                                Rating/\  Amount      Value

MUNICIPAL OBLIGATIONS - continued
INDUSTRIAL DEVELOPMENT REVENUE - 3.0%
  Akron, OH EDRB, 6.00%, 12/01/2012, (Insd. by
   MBIA).......................................   AAA   $1,250,000 $  1,353,350
  Hillsborough Cnty., FL Sch. Board COP, Master
   Lease Program, Ser.A, 5.375%, 07/01/2021,
   (Insd. by MBIA).............................   AAA    2,500,000    2,428,250
  Mercer Cnty., ND PCRRB, Ser. 2, 6.05%,
   01/01/2019,
   (Insd. by AMBAC)............................   AAA    1,000,000    1,027,610
  New Jersey EDA PCRB, Ser. A, 6.40%,
   05/01/2032,
   (Insd. by MBIA).............................   AAA    2,500,000    2,608,425
  Simi Valley, CA Unified Sch. Dist. COP,
   5.25%, 08/01/2022, (Insd. by AMBAC).........   AAA      500,000      488,530
  St. Louis, MO Regl. Convention & Sports
   Complex Auth. RRB, Ser. C, 5.30%,
   08/15/2017, (Insd. by AMBAC)................   AAA    1,000,000      978,550
POWER - 3.4%
  Brownsville, TX Util. Sys. RRB, 6.25%,
   09/01/2014,
   (Insd. by MBIA).............................   AAA    1,000,000    1,088,540
  Long Island, NY Pwr. Auth. Elec. Sys. RB,
   0.00%, 06/01/2015, (Insd. by FSA) m.........   AAA    1,200,000      536,700
  Long Island, NY Pwr. Auth. RB, Ser. A, 5.00%,
   12/01/2015, (Insd. by FSA)..................   AAA    2,500,000    2,399,625
  Lubbock, TX Elec. Light & Pwr. Sys. RB,
   4.25%, 04/15/2017, (Insd. by AMBAC).........   AAA      460,000      382,214
  San Antonio, TX Elec. & Gas RB:
   Prerefunded, 5.25%, 02/01/2010..............   AA        50,000       51,695
   Unrefunded, 5.25%, 02/01/2010...............   AA       950,000      966,616
  Southern MN Muni. Pwr. Agcy. RB, Unrefunded,
   Ser. A, 5.75%, 01/01/2018, (Insd. by
   MBIA/IBC)...................................   AAA    2,000,000    2,011,020
  Washington Pub. Pwr. Supply RB, 5.50%,
   07/01/2017..................................   AAA    2,500,000    2,467,475
RESOURCE RECOVERY - 0.7%
  York Cnty., PA Solid Wst. & Refuse Auth. RRB,
   5.50%, 12/01/2011, (Insd. by FGIC)..........   AAA    2,000,000    2,082,920
TRANSPORTATION - 9.6%
  Alabama Docks Dept. Facs. RRB, 5.50%,
   10/01/2022,
   (Insd. by MBIA).............................   AAA    5,000,000    4,900,000
  Atlanta, GA Arpt. RRB, Ser. A, 5.75%,
   01/01/2020..................................   AAA    1,000,000    1,013,970
  Chicago, IL Skyway Toll Bridge RB, 5.375%,
   01/01/2011,
   (Insd. by MBIA).............................   AAA    2,500,000    2,543,950
  Delaware River Port Auth., PA & NJ RB,
   5.625%, 01/01/2013, (Insd. by FSA)..........   AAA    2,000,000    2,078,020
  Illinois Toll Hwy. Auth. RRB, Ser. A, 5.50%,
   01/01/2014..................................   AAA    2,500,000    2,558,925
  Massachusetts Bay Trans. Auth. RRB, Ser. A:
   7.00%, 03/01/2008...........................   AA       250,000      284,157
   7.00%, 03/01/2014, (Insd. by FGIC)..........   AAA    1,000,000    1,171,240
  Massachusetts Turnpike Auth. RB, Sr. Ser. A,
   5.125%, 01/01/2017, (Insd. by MBIA).........   AAA    3,000,000    2,858,790

                                   EVERGREEN
                         Tax Strategic Foundation Fund
                      Schedule of Investments (continued)
                        September 30, 2000 (Unaudited)

                                                 Credit  Principal
                                                 Rating/\  Amount      Value

MUNICIPAL OBLIGATIONS - continued
TRANSPORTATION - continued
  New Jersey Trans. Corp. COP, Ser. A, 6.
   125%, 09/15/2015, (Insd. by AMBAC)...........   AAA   $2,500,000 $  2,669,450
  New Jersey Turnpike Auth. RB, Ser. C,
   6.50%, 01/01/2016, (Insd. by MBIA/IBC).......   AAA    1,400,000    1,569,372
  New York City Trans. Auth. COP, Ser. A,
   5.40%, 01/01/2019, (Insd. by AMBAC)..........   AAA    2,500,000    2,448,650
  New York Thruway Auth. RB, Ser. B,
   5.00%, 01/01/2020, (Insd. by MBIA)...........   AAA    1,000,000      913,260
  Port Auth. of NY & NJ RB, Ser. 97,
   7.00%, 07/15/2005, (Insd. by FGIC)...........   AAA      250,000      273,640
  Wisconsin St Trans. RB, 5.50%, 07/01/2016.....          2,800,000    2,803,920
WATER & SEWER - 4.5%
  Detroit, MI Wtr. Supply Sys. RB, Ser. A,
   5.50%, 07/01/2014, (Insd. by FGIC)...........   AAA    1,000,000    1,013,320
  Houston, TX Wtr Conveyance Sys. COP, Ser. H,
   7.50%, 12/15/2010, (Insd. by AMBAC)..........   AAA      500,000      595,420
  Nashville & Davidson Cnty., TN Wtr. & Swr.
   RRB,
   5.50%, 01/01/2014, (Insd. by MBIA)...........   AAA    2,000,000    2,021,180
  New York Env. Facs. Corp. RB, Ser. A,
   6.00%, 06/15/2017............................   AAA    3,255,000    3,409,710
  Ohio Wtr. Dev. Auth. RB,
   5.25%, 12/01/2017, (Insd. by AMBAC)..........   AAA    3,000,000    2,920,350
  Seattle, WA Wtr. Sys. RB, Ser. B,
   5.75%, 07/01/2023, (Insd. by FGIC)...........   AAA    2,000,000    2,007,200
  Wisconsin Clean Wtr. RB, Ser. 1,
   6.875%, 06/01/2011...........................   AA+    1,000,000    1,153,530
                                                                    ------------
    Total Municipal Obligations (cost
     $145,085,896)..............................                     148,479,138
                                                                    ------------
SHORT-TERM MUNICIPAL OBLIGATIONS - 5.0%
VRDN - 5.0%
Education - 2.1%
  Iowa Higher Ed. Loan Auth. RB, 4.40%, VRDN....   NR     1,200,000    1,200,000
  Missouri Hlth. & Edl. Facs. RB, 3.95%, VRDN...   A1+    5,000,000    5,000,000
                                                                    ------------
                                                                       6,200,000
                                                                    ------------
Hospital - 2.9%
  Idaho Hlth Facs. Auth. RB, 3.95%, VRDN........   NR     3,500,000    3,500,000
  Iowa Fin. Auth. RB, 4.00%, VRDN...............   A-1    5,000,000    5,000,000
                                                                    ------------
                                                                       8,500,000
                                                                    ------------
    Total Short-Term Municipal Obligations
     (cost $14,700,000).........................                      14,700,000
                                                                    ------------

                                   EVERGREEN
                         Tax Strategic Foundation Fund
                      Schedule of Investments (continued)
                        September 30, 2000 (Unaudited)

                                                          Shares      Value

COMMON STOCKS - 43.6%
CONSUMER DISCRETIONARY - 3.7%
Automobiles - 0.3%
  Ford Motor Co. .......................................    24,824 $    628,358
  Gen. Motors Corp. *...................................     6,092      395,980
                                                                   ------------
                                                                      1,024,338
                                                                   ------------
Hotels, Restaurants & Leisure - 0.2%
  McDonald's Corp. .....................................    15,700      473,944
                                                                   ------------
Media - 1.5%
  Disney (Walt) Co. ....................................    50,300    1,923,975
  Time Warner, Inc. ....................................    25,100    1,964,075
  Viacom, Inc., Class B *...............................     9,100      532,350
                                                                   ------------
                                                                      4,420,400
                                                                   ------------
Multi-line Retail - 0.8%
  Wal-Mart Stores, Inc. ................................    45,900    2,208,937
                                                                   ------------
Specialty Retail - 0.9%
  Home Depot, Inc. .....................................    24,600    1,305,337
  Lowe's Co., Inc. .....................................    30,320    1,360,610
                                                                   ------------
                                                                      2,665,947
                                                                   ------------
CONSUMER STAPLES - 1.8%
Beverages - 1.1%
  Coca-Cola Femsa SA, ADR...............................    40,000      800,000
  Pepsico, Inc. ........................................    36,500    1,679,000
  The Coca-Cola Co. ....................................    14,400      793,800
                                                                   ------------
                                                                      3,272,800
                                                                   ------------
Food & Drug Retailing - 0.2%
  CVS Corp. ............................................    10,300      477,019
                                                                   ------------
Household Products - 0.4%
  Procter & Gamble Co. .................................    17,700    1,185,900
                                                                   ------------
Personal Products - 0.1%
  Colgate-Palmolive Co. *...............................     6,600      311,520
                                                                   ------------
ENERGY - 3.2%
Energy Equipment & Services - 1.4%
  Baker Hughes, Inc. ...................................    16,800      623,700
  Diamond Offshore Drilling, Inc. ......................    43,000    1,763,000
  Halliburton Co. ......................................     6,100      298,519
  Schlumberger, Ltd. ...................................    15,000    1,234,687
  Transocean Sedco Forex, Inc. .........................     2,904      170,247
                                                                   ------------
                                                                      4,090,153
                                                                   ------------

                                   EVERGREEN
                         Tax Strategic Foundation Fund
                      Schedule of Investments (continued)
                        September 30, 2000 (Unaudited)

                                                          Shares      Value

COMMON STOCKS - continued
ENERGY - continued
Oil & Gas - 1.8%
  Exxon Mobil Corp. ....................................    38,000 $  3,386,750
  Royal Dutch Petroleum Co. ............................    29,700    1,780,144
                                                                   ------------
                                                                      5,166,894
                                                                   ------------
FINANCIALS - 7.5%
Banks - 1.7%
  Bank of America Corp. ................................     5,875      307,703
  Charter One Finl., Inc. ..............................    30,524      744,010
  Chase Manhattan Corp. ................................    37,500    1,732,031
  FleetBoston Finl. Corp. *.............................    46,191    1,801,449
  Wells Fargo Co. ......................................    10,600      486,938
                                                                   ------------
                                                                      5,072,131
                                                                   ------------
Diversified Financials - 4.2%
  American Express Co. .................................    12,600      765,450
  Citigroup, Inc. ......................................   100,500    5,433,281
  Fannie Mae Co. .......................................    12,000      858,000
  Merrill Lynch & Co., Inc. ............................    66,500    4,389,000
  Morgan Stanley Dean Witter & Co. .....................     9,200      841,225
                                                                   ------------
                                                                     12,286,956
                                                                   ------------
Insurance - 1.6%
  AFLAC, Inc. ..........................................     4,400      281,875
  American Intl. Group, Inc. ...........................    31,875    3,050,039
  Mony Group, Inc. .....................................    35,000    1,395,625
                                                                   ------------
                                                                      4,727,539
                                                                   ------------
HEALTH CARE - 6.5%
Biotechnology - 0.3%
  Amgen, Inc. *.........................................    13,800      963,628
                                                                   ------------
Health Care Equipment & Supplies - 0.9%
  Guidant Corp. *.......................................     9,200      650,325
  Medtronic, Inc. ......................................    36,000    1,865,250
                                                                   ------------
                                                                      2,515,575
                                                                   ------------
Pharmaceuticals - 5.3%
  Abbott Laboratories...................................    24,000    1,141,500
  American Home Products Corp. .........................    40,000    2,262,500
  Eli Lilly & Co. ......................................    24,900    2,020,013
  Johnson & Johnson.....................................     8,400      789,075
  Merck & Co., Inc. ....................................    33,800    2,515,987
  Pfizer, Inc. .........................................    93,150    4,185,928
  Pharmacia Corp. ......................................    21,544    1,296,680
  Schering-Plough Corp. ................................    26,700    1,241,550
                                                                   ------------
                                                                     15,453,233
                                                                   ------------

                                   EVERGREEN
                         Tax Strategic Foundation Fund
                      Schedule of Investments (continued)
                        September 30, 2000 (Unaudited)

                                                          Shares      Value

COMMON STOCKS - continued
INDUSTRIALS - 4.6%
Aerospace & Defense - 0.6%
  General Motors Corp., Class H *.......................    30,384 $  1,129,677
  United Technologies Corp. ............................     7,000      484,750
                                                                   ------------
                                                                      1,614,427
                                                                   ------------
Air Freight & Couriers - 0.1%
  United Parcel Svcs., Inc., Class B....................     6,920      390,115
                                                                   ------------
Commercial Services & Supplies - 0.9%
  Automatic Data Processing, Inc. ......................     6,900      461,438
  Computer Sciences Corp. *.............................    15,000    1,113,750
  Dendrite Intl., Inc. .................................    45,000    1,206,562
                                                                   ------------
                                                                      2,781,750
                                                                   ------------
Industrial Conglomerates - 3.0%
  Gen. Elec. Co. .......................................   151,200    8,722,350
                                                                   ------------
INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 4.0%
  Cisco Sys., Inc. *....................................    90,000    4,972,500
  Corning, Inc. ........................................     3,330      989,010
  Motorola, Inc. .......................................    25,300      714,725
  Nokia Corp., ADR......................................    34,400    1,369,550
  Nortel Networks Corp. ................................    60,980    3,632,121
                                                                   ------------
                                                                     11,677,906
                                                                   ------------
Computers & Peripherals - 4.7%
  Dell Computer Corp. *.................................    19,700      607,006
  EMC Corp. *...........................................    24,000    2,379,000
  Hewlett-Packard Co. ..................................     4,000      388,000
  Intl. Business Machines Corp. ........................    50,000    5,625,000
  Sun Microsystems, Inc. *..............................    40,000    4,670,000
                                                                   ------------
                                                                     13,669,006
                                                                   ------------
Electronic Equipment & Instruments - 1.2%
  Park Electrochemical Corp. ...........................    17,700      984,563
  SCI Sys., Inc. *......................................    60,000    2,460,000
                                                                   ------------
                                                                      3,444,563
                                                                   ------------
Semiconductor Equipment & Products - 1.3%
  Intel Corp. ..........................................    96,000    3,990,000
                                                                   ------------
Software - 1.4%
  Microsoft Corp. *.....................................    21,900    1,320,844
  Oracle Sys. Corp. *...................................    35,200    2,772,000
                                                                   ------------
                                                                      4,092,844
                                                                   ------------
MATERIALS - 0.2%
Chemicals - 0.2%
  DuPont (E.I.) De Nemours & Co. .......................    16,000      663,000
                                                                   ------------

                                   EVERGREEN
                         Tax Strategic Foundation Fund
                      Schedule of Investments (continued)
                        September 30, 2000 (Unaudited)

                                                          Shares      Value

COMMON STOCKS - continued
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.9%
  Global Crossing, Ltd. * ..............................   166,050 $  5,147,550
  SBC Communications, Inc. .............................    26,500    1,325,000
  Sprint Corp. .........................................    36,000    1,055,250
  Verizon Communications. ..............................    18,900      915,469
                                                                   ------------
                                                                      8,443,269
                                                                   ------------
Wireless Telecommunications Services - 0.3%
  Nextel Communications, Inc., Class A * ...............     9,400      439,450
  Sprint Corp. (PCS Group), Ser. 1 * ...................    18,000      631,125
                                                                   ------------
                                                                      1,070,575
                                                                   ------------
UTILITIES - 0.3%
Electric Utilities - 0.3%
  Duke Energy Corp. ....................................     6,000      514,500
  Southern Co. .........................................     7,100      230,306
                                                                   ------------
                                                                        744,806
                                                                   ------------
    Total Common Stocks (cost $80,460,641) .............            127,621,525
                                                                   ------------
SHORT-TERM INVESTMENTS - 3.6%
MUTUAL FUND SHARES - 3.6%
  Federated Tax Free Obligations Fund ..................   512,304      512,304
  Navigator Prime Portfolio pp ......................... 9,958,411    9,958,411
                                                                   ------------
    Total Short-Term Investments (cost $10,470,715) ....             10,470,715
                                                                   ------------
Total Investments - (cost $250,717,252) - 102.9% .................  301,271,378
Other Assets and Liabilities - (2.9%) ............................   (8,430,747)
                                                                   ------------
Net Assets - 100.0% .............................................. $292,840,631
                                                                   ============

                See Combined Notes to Schedules of Investments.

            Combined Notes to Schedules of Investments (Unaudited)
                              September 30, 2000


144A Security that may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933. This security has been determined to be liquid under guidelines established by the Board of Trustees.
*      Non-income producing security.
# Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yeild to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
pp Represents investment of cash collateral received for securities on loan.
/\ Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
o The advisor of the Fund and the advisor of the money market fund are each a subsidiary of First Union.

Summary of Abbreviations:
ADR   American Depository Receipt
AMBAC American Municipal Bond Assurance Corp.
COP   Certificates of Participation
EDRB  Economic Development Revenue Bond
FGIC  Financial Guaranty Insurance Corp.
FHA   Federal Housing Authority
FHLMC Federal Home Loan Mortgage Corp.
FNMA  Federal National Mortgage Association
FSA   Financial Security Assurance, Inc.
GMAC  General Mortgage Acceptance Corp.
GNMA  Government National Mortgage Association
GO    General Obligation
HFA   Housing Finance Authority
IBC   Insured Bond Certification
MBIA  Municipal Bond Investors Assurance Corp.
MTN   Medium Term Note
PCRB  Pollution Control Revenue Bond
PCRRB Pollution Control Refunding Revenue Bond
RB    Revenue Bond
RRB   Refunding Revenue Bond
SFHRB Single Family Housing Revenue Bond

                                   EVERGREEN
                                 Balanced Funds
                      Statements of Assets and Liabilities
                         September 30, 2000 (Unaudited)


                                                                  Tax Strategic
                                       Balanced      Foundation    Foundation
                                         Fund           Fund          Fund
-------------------------------------------------------------------------------
Assets
 Identified cost of securities....  $1,297,310,395 $2,928,022,877 $250,717,252
 Net unrealized gains on
  securities......................     172,864,149    622,166,322   50,554,126
-------------------------------------------------------------------------------
 Market value of securities.......   1,470,174,544  3,550,189,199  301,271,378
 Cash.............................               0         29,844      109,678
 Receivable for securities sold...      13,625,027              0            0
 Receivable for Fund shares sold..         186,783      3,510,985      318,362
 Dividends and interest
  receivable......................       8,355,129     17,207,987    2,259,568
 Prepaid expenses and other
  assets..........................         203,675        262,385       31,544
-------------------------------------------------------------------------------
   Total assets...................   1,492,545,158  3,571,200,400  303,990,530
-------------------------------------------------------------------------------
Liabilities
 Payable for securities
  purchased.......................      19,527,192     20,186,425      600,763
 Payable for Fund shares
  redeemed........................       1,670,613      5,263,506      472,898
 Payable for securities on loan...      41,959,167     35,980,196    9,958,411
 Advisory fee payable.............          40,372        186,477       18,793
 Distribution Plan expenses
  payable.........................          45,853        164,922       19,545
 Due to other related parties.....          11,846         29,110        2,425
 Accrued expenses and other
  liabilities.....................         343,012        424,585       77,064
-------------------------------------------------------------------------------
   Total liabilities..............      63,598,055     62,235,221   11,149,899
-------------------------------------------------------------------------------
Net assets........................  $1,428,947,103 $3,508,965,179 $292,840,631
-------------------------------------------------------------------------------
Net assets represented by
 Paid-in capital..................  $1,054,312,448 $2,813,359,497 $248,918,895
 Undistributed (overdistributed)
  net investment income...........       1,470,045        186,460     (432,277)
 Accumulated net realized gains or
  losses on securities and foreign
  currency related transactions...     200,300,461     73,252,900   (6,200,113)
 Net unrealized gains on
  securities and foreign currency
  related transactions............     172,864,149    622,166,322   50,554,126
-------------------------------------------------------------------------------
Total net assets..................  $1,428,947,103 $3,508,965,179 $292,840,631
-------------------------------------------------------------------------------
Net assets consists of
 Class A..........................  $1,145,882,823 $  607,916,957 $ 66,965,117
 Class B..........................     261,889,717  1,521,788,138  185,094,858
 Class C..........................       4,757,787    321,820,901   34,253,040
 Class Y..........................      16,416,776  1,057,439,183    6,527,616
-------------------------------------------------------------------------------
                                    $1,428,947,103 $3,508,965,179 $292,840,631
-------------------------------------------------------------------------------
Shares outstanding
 Class A..........................     105,803,142     30,278,078    3,990,652
 Class B..........................      24,152,371     76,247,597   11,053,145
 Class C..........................         438,574     16,131,574    2,048,608
 Class Y..........................       1,517,045     52,669,928      388,135
-------------------------------------------------------------------------------
Net asset value per share
 Class A..........................  $        10.83 $        20.08 $      16.78
-------------------------------------------------------------------------------
 Class A--Offering price (based on
  sales charge of 4.75%)..........  $        11.37 $        21.08 $      17.62
-------------------------------------------------------------------------------
 Class B..........................  $        10.84 $        19.96 $      16.75
-------------------------------------------------------------------------------
 Class C..........................  $        10.85 $        19.95 $      16.72
-------------------------------------------------------------------------------
 Class Y..........................  $        10.82 $        20.08 $      16.82
-------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                Balanced Funds
                           Statements of Operations
                Six Months Ended September 30, 2000 (Unaudited)

                                                                  Tax Strategic
                                       Balanced     Foundation     Foundation
                                         Fund          Fund           Fund
-------------------------------------------------------------------------------
Investment income
 Dividends (net of foreign
  withholding taxes of $40,975,
  $100,582 and $7,480,
  respectively)....................  $  4,030,242  $  10,115,391  $    538,597
 Interest..........................    22,579,360     33,965,411     4,527,246
-------------------------------------------------------------------------------
Total investment income............    26,609,602     44,080,802     5,065,843
-------------------------------------------------------------------------------
Expenses
 Advisory fee......................     2,569,370     10,701,533     1,193,881
 Distribution Plan expenses........     2,834,739      9,225,866     1,238,181
 Administrative services fees......       736,197      1,664,126       154,049
 Transfer agent fee................     1,241,611      3,418,597       167,440
 Trustees' fees and expenses.......        29,717         67,679         6,316
 Printing and postage expenses.....        54,973        110,292        19,873
 Custodian fee.....................       208,933        429,096        37,715
 Registration and filing fees......        60,015        112,879         4,073
 Professional fees.................        12,406         15,183         6,483
 Interest expense..................         1,133          4,664             0
 Other.............................        25,483         25,582         4,930
-------------------------------------------------------------------------------
   Total expenses..................     7,774,577     25,775,497     2,832,941
   Less: Expense reductions........       (33,758)      (166,496)       (6,344)
-------------------------------------------------------------------------------
   Net expenses....................     7,740,819     25,609,001     2,826,597
-------------------------------------------------------------------------------
 Net investment income.............    18,868,783     18,471,801     2,239,246
-------------------------------------------------------------------------------
Net realized and unrealized gains
 or losses on securities and
 foreign currency related
 transactions
 Net realized gains or losses on:
   Securities......................    66,261,319     86,755,807     2,938,498
   Foreign currency related
    transactions...................      (238,506)             0             0
-------------------------------------------------------------------------------
 Net realized gains on securities
  and foreign currency related
  transactions.....................    66,022,813     86,755,807     2,938,498
-------------------------------------------------------------------------------
 Net change in unrealized losses on
  securities and foreign currency
  related transactions.............   (93,424,120)  (215,156,767)  (10,081,249)
-------------------------------------------------------------------------------
 Net realized and unrealized losses
  on securities and foreign
  currency related transactions....   (27,401,307)  (128,400,960)   (7,142,751)
-------------------------------------------------------------------------------
 Net decrease in net assets
  resulting from operations........  $ (8,532,524) $(109,929,159) $ (4,903,505)
-------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                Balanced Funds
                      Statements of Changes in Net Assets
                Six Months Ended September 30, 2000 (Unaudited)

                                                                   Tax Strategic
                                      Balanced       Foundation     Foundation
                                        Fund            Fund           Fund
--------------------------------------------------------------------------------
Operations
 Net investment income...........  $   18,868,783  $   18,471,801  $  2,239,246
 Net realized gains on securities
  and foreign currency related
  transactions...................      66,022,813      86,755,807     2,938,498
 Net change in unrealized gains
  on securities and foreign
  currency related transactions..     (93,424,120)   (215,156,767)  (10,081,249)
--------------------------------------------------------------------------------
 Net decrease in net assets
  resulting from operations......      (8,532,524)   (109,929,159)   (4,903,505)
--------------------------------------------------------------------------------
Distributions to shareholders
 from
 Net investment income
   Class A.......................     (14,676,041)     (3,692,093)     (808,351)
   Class B.......................      (2,324,723)     (4,839,474)   (1,520,621)
   Class C.......................         (37,440)       (642,538)     (277,119)
   Class Y.......................        (237,445)     (8,995,965)      (88,943)
 Net realized gains..............
   Class A.......................               0     (50,408,489)            0
   Class B.......................               0    (170,483,683)            0
   Class C.......................               0      (8,306,958)            0
   Class Y.......................               0    (119,337,096)            0
--------------------------------------------------------------------------------
   Total distributions to
    shareholders.................     (17,275,649)   (366,706,296)   (2,695,034)
--------------------------------------------------------------------------------
Capital share transactions
 Proceeds from shares sold.......      18,669,001     231,107,125     8,980,508
 Payment for shares redeemed.....    (143,848,544)   (370,882,203)  (42,942,160)
 Net asset value of shares issued
  in reinvestment of
  distributions..................      14,330,888     345,669,047     2,269,071
 Net asset value of shares issued
  in acquisition.................               0     429,406,942             0
--------------------------------------------------------------------------------
   Net increase (decrease) in net
    assets resulting from capital
    share transactions...........    (110,848,655)    635,300,911   (31,692,581)
--------------------------------------------------------------------------------
     Total increase (decrease) in
      net assets.................    (136,656,828)    158,665,456   (39,291,120)
Net assets
 Beginning of period.............   1,565,603,931   3,350,299,723   332,131,751
--------------------------------------------------------------------------------
 End of period...................  $1,428,947,103  $3,508,965,179  $292,840,631
--------------------------------------------------------------------------------
Undistributed (overdistributed)
 net investment income...........  $    1,470,045  $      186,460  $   (432,277)
--------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                Balanced Funds
                      Statements of Changes in Net Assets
                           Year Ended March 31, 2000

                                                                   Tax Strategic
                                                     Foundation     Foundation
                                   Balanced Fund        Fund           Fund
--------------------------------------------------------------------------------
Operations
 Net investment income...........  $   37,440,587  $   44,213,119  $  6,059,245
 Net realized gains or losses on
  securities and foreign currency
  related transactions...........     233,721,051     400,229,674    (8,829,068)
 Net change in unrealized gains
  or losses on securities and
  foreign currency related
  transactions...................     (64,983,281)     38,290,296    28,993,003
--------------------------------------------------------------------------------
   Net increase in net assets
    resulting from operations....     206,178,357     482,733,089    26,223,180
--------------------------------------------------------------------------------
Distributions to shareholders
 from
 Net investment income...........
   Class A.......................     (29,905,660)     (6,868,187)   (1,737,492)
   Class B.......................      (6,735,679)    (13,050,680)   (3,207,992)
   Class C.......................         (49,319)       (600,655)     (571,600)
   Class Y.......................        (748,998)    (22,626,769)     (424,178)
 Net realized gains..............
   Class A.......................    (142,980,978)    (11,319,247)            0
   Class B.......................     (51,645,527)    (40,961,522)            0
   Class C.......................        (333,772)     (1,907,517)            0
   Class Y.......................      (3,263,474)    (32,065,334)            0
--------------------------------------------------------------------------------
 Total distributions to
  shareholders...................    (235,663,407)   (129,399,911)   (5,941,262)
--------------------------------------------------------------------------------
Capital share transactions
 Proceeds from shares sold.......      59,092,275     618,309,540    49,820,121
 Payment for shares redeemed.....    (384,024,328)   (860,566,858) (137,896,104)
 Net asset value of shares issued
  in reinvestment of
  distributions..................     209,008,166     122,165,623     4,942,519
--------------------------------------------------------------------------------
   Net decrease in net assets
    resulting from capital share
    transactions.................    (115,923,887)   (120,091,695)  (83,133,464)
--------------------------------------------------------------------------------
     Total increase (decrease) in
      net assets.................    (145,408,937)    233,241,483   (62,851,546)
Net assets
 Beginning of period.............   1,711,012,868   3,117,058,240   394,983,297
--------------------------------------------------------------------------------
 End of period...................  $1,565,603,931  $3,350,299,723  $332,131,751
--------------------------------------------------------------------------------
Undistributed (overdistributed)
 net investment income...........  $     (123,089) $     (115,271) $     23,511
--------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

              Combined Notes to Financial Statements (Unaudited)

1. ORGANIZATION

The Evergreen Balanced Funds consist of Evergreen Balanced Fund ("Balanced Fund"), Evergreen Foundation Fund ("Foundation Fund") and Evergreen Tax Strate-gic Foundation Fund ("Tax Strategic Foundation Fund"), (collectively, the "Funds"). Each Fund is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A. Class B and Class C shares are sold subject to a contingent de-ferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
Corporate bonds, U.S. government obligations, mortgage and other asset-backed securities and other fixed-income securities are valued at prices provided by an independent pricing service. In determining a price for normal institution-al-size transactions, the pricing service uses methods based on market transac-tions for comparable securities and analysis of various relationships between similar securities which are generally recognized by institutional traders. Se-curities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Securities traded on a national securities exchange or included on the Nasdaq National Market System ("NMS") and other securities traded in the over-the-counter market are valued at the last reported sales price on the exchange where the security is primarily traded. Securities traded on an exchange or NMS and other securities traded in the over-the-counter market for which there has been no sale are valued at the mean between the last reported bid and asked price.

Securities for which valuations are not readily available, including restricted securities, are valued at fair value as determined in good faith according to procedures approved by the Board of Trustees.

Mutual fund shares held in a Fund are valued at the net asset value of each mu-tual fund.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Repurchase Agreements
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held in a segregated account by the custodian on the Fund's behalf. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each Fund monitors the adequacy of the collat-eral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Pursuant to an exemptive order issued by the Securities and Exchange Commis-sion, the funds may transfer uninvested cash balances into a joint trading ac-count. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

C. Foreign Currency
The books and records of the Funds are maintained in United States (U.S.) dol-lars. Foreign currency amounts are translated into U.S. dollars as follows: market value of investments, other assets and liabilities at the daily rate of exchange; purchases and sales of investments and income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gains or losses resulting from changes in foreign currency exchange rates is a component of net unrealized gains or losses on se-curities and foreign currency related transactions. Net realized foreign cur-rency gain or loss on foreign currency related transactions includes foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency related transactions and the differ-ence between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains or losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain or loss on securities.

D. Forward Foreign Currency Exchange Contracts
The Funds may enter into forward foreign currency exchange contracts ("forward contracts") to settle portfolio purchases and sales of securities denominated in a foreign currency and to hedge certain foreign currency assets or liabili-ties. Forward contracts are recorded at the forward rate and marked-to-market daily. Realized gains and losses arising from such transactions are included in net realized gain or loss on foreign currency related transactions. The Fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract and is subject to the credit risk that the other party will not fulfill their obligations under the contract. Forward con-tracts involve elements of market risk in excess of the amount reflected in each Fund's Statement of Assets and Liabilities.

E. When-issued and Delayed Delivery Transactions
The Funds record when-issued or delayed delivery transactions on the trade date and will segregate with the custodian qualifying assets having a value suffi-cient to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

F. Securities Lending
In order to generate income and to offset expenses, the Funds may lend portfo-lio securities to brokers, dealers and other qualified financial organizations. Loans of securities will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including ac-crued interest. The Fund monitors the adequacy of the collateral daily and will require the borrower provide additional collateral as necessary. While such se-curities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest any cash collateral received in portfolio securities, thereby increasing its return. A Fund will have the right to call any such loan and obtain the securities loaned at any time on five days' notice. The Fund bears the risk that the borrower may not provide additional collateral when re-quired or return the securities when due.

G. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date there-after when the Fund is made aware of the dividend. Foreign income and capital gains realized on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

H. Federal Taxes
The Funds intend to comply with the provisions of the Internal Revenue Code ap-plicable to regulated investment companies and to distribute all of their net investment company taxable income, net tax-exempt income and net capital gains, if any, to their shareholders. Accordingly, no provision for federal income or excise tax is required.

I. Distributions
Distributions from net investment income for the Funds are declared and paid quarterly. Distributions from net realized capital gains, if any, are paid at least annually. To the extent that realized capital gains can be offset by cap-ital loss carryforwards, it is each Fund's policy not to distribute such gains. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Certain distributions paid during previous years have been reclassified to con-form to current year presentation.

J. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

3. INVESTMENT ADVISORY AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS

Evergreen Investment Management Company ("EIMC") is the investment advisor for Balanced Fund. In return for providing investment management services to Bal-anced Fund, the Fund pays EIMC a management fee that is computed and paid dai-ly. The management fee is computed daily at an annual rate of 1.50% of Balanced Fund's gross investment income plus an amount determined by applying percentage rates, starting at 0.51% and declining to 0.21% per annum as net assets in-crease, to the average daily net assets of the Fund.

Evergreen Asset Management Corp. ("EAMC"), an indirect wholly owned subsidiary of First Union National Bank ("FUNB"), is the investment advisor to the Founda-tion Fund and Tax Strategic Foundation Fund and is paid a management fee that is computed and paid daily based on each Fund's average daily net assets, in accordance with the following schedule:

                                                               Annual Rate
                                                               -----------
         First $750 million...................................   0.775%
         Next $250 million....................................   0.650%
         Over $1 billion......................................   0.600%

Lieber & Company, an affiliate of First Union Corporation ("First Union"), is the investment sub-advisor to Foundation Fund and Tax Strategic Foundation Fund and also provides brokerage services with respect to substantially all security transactions of the Funds effected on the New York or American Stock Exchanges. For the six months ended September 30, 2000, Foundation Fund and Tax Strategic Foundation Fund incurred brokerage commissions of $32,213, and $4,301, respec-tively, with Lieber & Company. Lieber & Company is reimbursed by EAMC for pro-viding investment sub-advisory services at no additional expense to the Funds.

Evergreen Investment Services ("EIS"), an indirect wholly owned subsidiary of FUNB, is the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel. For its services, the Funds pay the administrator a fee at the annual rate of 0.10% of each Fund's average daily net assets. The sub-administration fee for the Funds was paid by the in-vestment advisor until the sub-administration agreement with The BISYS Group, Inc. ("BISYS") was terminated on April 30, 2000.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

Evergreen Service Company ("ESC"), an indirect wholly owned subsidiary of FUNB, is the transfer and dividend disbursing agent for the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of BISYS, serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class Y. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by the Fund through "Distribution Plan expenses". Under the Distribu-tion Plans, each class incurs distribution fees at the following annual rates:

                                                             Average Daily
                                                              Net Assets
                                                             -------------
         Class A............................................     0.25%
         Class B............................................     1.00
         Class C............................................     1.00

Of the above amounts, each share class may pay under its Distribution Plan a maximum service fee of 0.25% of the average daily net assets of the class to pay for shareholder service fees. Distribution Plan expenses are calculated and paid daily.

During the six months ended September 30, 2000, amounts paid or accrued to EDI pursuant to each Fund's Class A, Class B and Class C Distribution Plans were as follows:

                                           Class A    Class B   Class C
                                          ------------------------------
         Balanced Fund................... $1,479,431 $1,335,543 $ 19,765
         Foundation Fund.................    653,523  7,707,510  864,833
         Tax Strategic Foundation Fund...     89,005    974,531  174,645

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts each Fund is per-mitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. ACQUISITION

Effective on the close of business on July 21, 2000, Foundation Fund acquired substantially all the assets and assumed certain liabilities of Evergreen Capi-tal Balanced Fund, an open-end management investment company registered under the 1940 Act, in an exchange of shares. The net assets were exchanged through a tax-free exchange for 8,255,336 Class A shares, 160,745 Class B shares, 12,975,507 Class C shares and 1,575 Class Y shares of Capital Balanced Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $13,086,522. The aggregate net assets of Foundation Fund and Evergreen Capital Balanced Fund immediately prior to the acquisition were $3,159,650,995 and $429,406,942, respectively. The aggregate net assets of Foundation Fund immediately after the acquisition were $3,589,057,937.

6. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C and Class Y. Transactions in shares of the Funds were as follows:

Balanced Fund

                              Six Months Ended               Year Ended
                             September 30, 2000            March 31, 2000
                          --------------------------  --------------------------
                            Shares        Amount        Shares        Amount
---------------------------------------------------------------------------------
Class A
Shares sold.............      539,017  $   5,685,471    1,427,850  $  16,002,563
Automatic conversion of
 Class B shares to Class
 A shares...............       12,654        133,866   13,443,310    144,586,843
Shares redeemed.........  (10,615,359)  (114,728,855) (24,392,866)  (270,880,152)
Shares issued in
 reinvestment of
 distributions..........    1,122,040     12,070,623   14,225,023    151,080,079
---------------------------------------------------------------------------------
Net increase
 (decrease).............   (8,941,648)   (96,838,895)   4,703,317     40,789,333
---------------------------------------------------------------------------------
Class B
Shares sold.............      995,920     10,755,755    3,613,594     40,427,711
Automatic conversion of
 Class B shares to Class
 A shares...............      (12,654)      (133,866) (13,431,818)  (144,586,843)
Shares redeemed.........   (2,349,123)   (25,298,120)  (8,396,501)   (93,905,119)
Shares issued in
 reinvestment of
 distributions..........      199,963      2,153,998    5,103,562     54,090,243
---------------------------------------------------------------------------------
Net decrease............   (1,165,894)   (12,522,233) (13,111,163)  (143,974,008)
---------------------------------------------------------------------------------
Class C
Shares sold.............      177,988      1,928,148      129,406      1,420,820
Shares redeemed.........      (50,192)      (545,462)     (67,047)      (741,647)
Shares issued in
 reinvestment of
 distributions..........        3,254         35,079       32,666        346,576
---------------------------------------------------------------------------------
Net increase............      131,050      1,417,765       95,025      1,025,749
---------------------------------------------------------------------------------
Class Y
Shares sold.............       27,746        299,627      110,610      1,241,181
Shares redeemed.........     (301,547)    (3,276,107)  (1,662,103)   (18,497,410)
Shares issued in
 reinvestment of
 distributions..........        6,623         71,188      330,278      3,491,268
---------------------------------------------------------------------------------
Net decrease............     (267,178)    (2,905,292)  (1,221,215)   (13,764,961)
---------------------------------------------------------------------------------
Net decrease in net
 assets resulting from
 capital share
 transactions...........               $(110,848,655)              $(115,923,887)
---------------------------------------------------------------------------------

Foundation Fund

                              Six Months Ended              Year Ended
                             September 30, 2000           March 31, 2000
                           ------------------------  --------------------------
                             Shares       Amount       Shares        Amount
--------------------------------------------------------------------------------
Class A
Shares sold..............   2,188,760  $ 47,131,294    6,798,761  $ 149,510,608
Automatic conversion of
 Class B shares to Class
 A shares................       2,134        43,478    1,451,478     32,988,767
Shares redeemed..........  (3,528,535)  (75,165,247)  (6,372,862)  (139,288,575)
Shares issued in
 reinvestment of
 distributions...........   2,587,947    52,647,354      784,989     17,356,659
Shares issued in
 acquisition of Evergreen
 Capital Balanced Fund...   8,255,336   166,396,900            0              0
--------------------------------------------------------------------------------
Net increase.............   9,505,642   191,053,779    2,662,366     60,567,459
--------------------------------------------------------------------------------
Class B
Shares sold..............   4,626,521    99,598,951   12,155,031    264,194,950
Automatic conversion of
 Class B shares to Class
 A shares................      (2,134)      (43,478)  (1,459,461)   (32,988,767)
Shares redeemed..........  (6,180,726) (131,790,189) (12,398,770)  (270,600,331)
Shares issued in
 reinvestment of
 distributions...........   8,415,207   169,915,613    2,352,967     51,629,260
Shares issued in
 acquisition of Evergreen
 Capital Balanced Fund...     160,745     3,219,415            0              0
--------------------------------------------------------------------------------
Net increase.............   7,019,613   140,900,312      649,767     12,235,112
--------------------------------------------------------------------------------
Class C
Shares sold..............     863,142    18,398,372    1,031,134     22,422,253
Shares redeemed..........  (1,390,959)  (28,822,029)  (1,096,422)   (24,016,416)
Shares issued in
 reinvestment of
 distributions...........     417,424     8,419,631       91,220      1,999,515
Shares issued in
 acquisition of Evergreen
 Capital Balanced Fund...  12,975,507   259,758,873            0              0
--------------------------------------------------------------------------------
Net increase.............  12,865,114   257,754,847       25,932        405,352
--------------------------------------------------------------------------------
Class Y
Shares sold..............   3,115,461    65,978,508    8,382,988    182,181,729
Shares redeemed..........  (6,281,869) (135,104,738) (19,463,190)  (426,661,536)
Shares issued in
 reinvestment of
 distributions...........   5,631,904   114,686,449    2,314,964     51,180,189
Shares issued in
 acquisition of Evergreen
 Capital Balanced Fund...       1,575        31,754            0              0
--------------------------------------------------------------------------------
Net increase (decrease)..   2,467,071    45,591,973   (8,765,238)  (193,299,618)
--------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from capital share
 transactions............              $635,300,911               $(120,091,695)
--------------------------------------------------------------------------------

Tax Strategic Foundation Fund

                               Six Months Ended             Year Ended
                              September 30, 2000          March 31, 2000
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
-------------------------------------------------------------------------------
Class A
Shares sold...............     129,764  $  2,183,804   1,258,767  $ 21,031,217
Automatic conversion of
 Class B shares to Class A
 shares...................          25           407     100,148     1,666,149
Shares redeemed...........    (723,261)  (12,182,281) (1,955,391)  (32,110,861)
Shares issued in
 reinvestment of
 distributions............      42,097       706,161      93,937     1,547,638
-------------------------------------------------------------------------------
Net decrease..............    (551,375)   (9,291,909)   (502,539)   (7,865,857)
-------------------------------------------------------------------------------
Class B
Shares sold...............     237,136     3,968,535   1,291,886    21,249,593
Automatic conversion of
 Class B shares to Class A
 shares...................         (25)         (407)   (100,373)   (1,666,149)
Shares redeemed...........  (1,469,525)  (24,683,021) (4,301,937)  (70,574,536)
Shares issued in
 reinvestment of
 distributions............      77,323     1,294,862     168,907     2,773,417
-------------------------------------------------------------------------------
Net decrease..............  (1,155,091)  (19,420,031) (2,941,517)  (48,217,675)
-------------------------------------------------------------------------------
Class C
Shares sold...............     163,224     2,760,704     436,018     7,161,827
Shares redeemed...........    (300,805)   (5,035,113) (1,086,896)  (17,758,138)
Shares issued in
 reinvestment of
 distributions............      13,363       223,335      28,527       466,838
-------------------------------------------------------------------------------
Net decrease..............    (124,218)   (2,051,074)   (622,351)  (10,129,473)
-------------------------------------------------------------------------------
Class Y
Shares sold...............       4,117        67,465      22,542       377,484
Shares redeemed...........     (61,376)   (1,041,745) (1,063,959)  (17,452,569)
Shares issued in
 reinvestment of
 distributions............       2,659        44,713       9,419       154,626
-------------------------------------------------------------------------------
Net decrease..............     (54,600)     (929,567) (1,031,998)  (16,920,459)
-------------------------------------------------------------------------------
Net decrease in net assets
 resulting from capital
 shares transactions......              $(31,692,581)             $(83,133,464)
-------------------------------------------------------------------------------

7. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended September 30, 2000:

                              Cost of Purchases         Proceeds from Sales
                         --------------------------- --------------------------
                             U.S.        Non-U.S.       U.S.        Non-U.S.
                          Government    Government   Government    Government
                         ------------------------------------------------------
        Balanced Fund... $279,280,285 $  613,005,430 $84,548,212 $  896,358,484
        Foundation
         Fund...........  176,767,697  1,216,488,488  49,739,719  1,220,192,027
        Tax Strategic
         Foundation
         Fund...........            0     26,245,727           0     71,501,921

The Funds loaned securities during the six months ended September 30, 2000 to certain brokers. At September 30, 2000, the value of securities on loan and the value of collateral (including accrued interest) and the amount of income earned from securities lending were as follows:

                                          Value of               Securities
                                         Securities   Value of    Lending
                                           on Loan   Collateral    Income
                                         --------------------------------
        Balanced Fund................... $37,599,037 $41,959,167  $ 78,369
        Foundation Fund.................  34,565,820  35,980,196   247,278
        Tax Strategic Foundation Fund...   9,683,657   9,958,411     6,092

As of March 31, 2000, the Tax Strategic Foundation Fund had a capital loss car-ryover for federal income tax purposes of $9,128,410, which expires on 3/31/2008.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and their custodian and brokerage/service arrangements with specific brokers, a portion of the fund ex-penses have been reduced. The amount of expense reductions received by each Fund and the impact of the total expense reductions on each Fund's annualized expense ratio represented as a percentage of its average net assets were as follows:

                         Expense Offset  Brokerage   Total Expense % of Average
                          Arrangements  Transactions  Reductions    Net Assets
                         ------------------------------------------------------
        Balanced Fund...    $33,758       $     0      $ 33,758        0.00%
        Foundation
         Fund...........     71,342        95,154       166,496        0.01
        Tax Strategic
         Foundation
         Fund...........      6,344             0         6,344        0.00

9. DEFERRED TRUSTEES' FEES

Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENTS

On July 27, 1999, certain Evergreen Funds and a group of banks (the "Lenders") entered into a credit agreement. Under this agreement, the Lenders provided an unsecured revolving credit commitment in the aggregate amount of $1.050 bil-lion. The credit facility was allocated, under the terms of the financing agreement, among the Lenders. The credit facility was accessed by the Funds for temporary or emergency purposes to fund the redemption of their shares or for general working capital purposes as permitted by each Fund's borrowing restric-tions. Borrowings under this facility bore interest at 0.75% per annum above the Federal Funds rate (1.50% per annum above the Federal Funds rate during the period from and including December 1, 1999 through and including January 31,
2000). A commitment fee of 0.10% per annum was incurred on the average daily unused portion of the revolving credit commitment. The commitment fee was allo-cated to all funds. For its assistance in arranging this financing agreement, First Union Capital Markets Corp. was paid a one-time arrangement fee of $250,000. State Street served as paying agent for the funds and as paying agent was entitled to a fee of $20,000 per annum which was allocated to all the funds.

On July 25, 2000, this agreement was renewed, amended and restated among cer-tain Evergreen Funds and the Lenders. Under this renewed agreement, the Lenders provide an unsecured revolving credit commitment in the aggregate amount of $755 million. The credit facility is allocated, under the terms of the financ-ing agreement, among the Lenders. The credit facility is accessed by the Funds to temporarily finance the purchase or sale of securities for prompt delivery, including funding redemption of their shares, as permitted by each Fund's bor-rowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.10% per annum contin-ues to be incurred on the average daily unused portion of the revolving credit commitment and is allocated to all funds. For its assistance in renewing this financing agreement, First Union Capital Markets Corp. was paid a one-time ar-rangement fee of $150,000. State Street continues as paying agent for the funds and receives a fee of $20,000 per annum which is allocated to all the funds.

During the six months ended September 30, 2000, the Funds had no significant borrowings under these agreements.

                                Evergreen Funds

Money Market Funds
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund

State Municipal Bond Funds
Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund


National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Bond Funds
Intermediate Term Bond Fund
Short-Duration Income Fund


Intermediate and Long Term Bond Funds
Diversified Bond Fund
High Yield Bond Fund
Quality Income Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds
Balanced Fund
Foundation Fund
Tax Strategic Foundation Fund

Growth & Income Funds
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Value Fund

Domestic Growth Funds
Aggressive Growth Fund
Capital Growth Fund
Evergreen Fund
Growth Fund
Large Company Growth Fund
Masters Fund
Omega Fund
Small Company Growth Fund
Special Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund

Sector Funds
Health Care Fund
Technology Fund
Utility Fund

Global & International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund
Precious Metals Fund

Express Line
800.346.3858

Investor Services
800.343.2898

www.evergreen-funds.com

47727                                                        540980     11/2000

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